Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	PENSKE AUTOMOTIVE GROUP, INC.
Entity Central Index Key	0001019849
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,676	$ 19,904
Accounts receivable, net of allowance for doubtful accounts of $2,159 and $1,808	438,769	377,614
Inventories	1,572,568	1,416,567
Other current assets	80,179	68,078
Assets held for sale	81,122	172,860
Total current assets	2,201,314	2,055,023
Property and equipment, net	856,674	714,548
Goodwill	903,721	797,748
Franchise value	228,460	199,443
Equity method investments	298,640	288,406
Other long-term assets	13,490	14,664
Total assets	4,502,299	4,069,832
LIABILITIES AND EQUITY
Floor plan notes payable	977,548	901,590
Floor plan notes payable - non-trade	691,888	480,665
Accounts payable	220,538	248,838
Accrued expenses	201,179	200,266
Current portion of long-term debt	3,414	6,770
Liabilities held for sale	55,820	123,600
Total current liabilities	2,150,387	1,961,729
Long-term debt	846,777	769,285
Deferred tax liabilities	217,902	178,406
Other long-term liabilities	146,820	114,559
Total liabilities	3,361,886	3,023,979
Commitments and contingent liabilities
Penske Automotive Group stockholders' equity:
Preferred Stock, $0.0001 par value; 100 shares authorized; none issued and outstanding
Common Stock	9	9
Additional paid-in-capital	702,335	738,728
Retained earnings	459,375	304,486
Accumulated other comprehensive (loss) income	(25,734)	(1,673)
Total Penske Automotive Group stockholders' equity	1,135,985	1,041,550
Non-controlling interest	4,428	4,303
Total equity	1,140,413	1,045,853
Total liabilities and equity	4,502,299	4,069,832
Non-voting Common Stock, $0.0001 par value, 7,125 shares authorized; none issued and outstanding
Penske Automotive Group stockholders' equity:
Common Stock
Class C Common Stock, $0.0001 par value, 20,000 shares authorized; none issued and outstanding
Penske Automotive Group stockholders' equity:
Common Stock

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 2,159	$ 1,808
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	100	100
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	240,000	240,000
Common Stock, shares issued	90,277	92,100
Common Stock, shares outstanding	90,277	92,100
Non-voting Common Stock, $0.0001 par value, 7,125 shares authorized; none issued and outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	7,125	7,125
Common Stock, shares issued
Common Stock, shares outstanding
Class C Common Stock, $0.0001 par value, 20,000 shares authorized; none issued and outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	20,000	20,000
Common Stock, shares issued
Common Stock, shares outstanding

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Total revenues	$ 11,384,090	$ 10,194,596	$ 8,969,523
Cost of sales:
Total cost of sales	9,579,156	8,566,965	7,468,444
Gross profit	1,804,934	1,627,631	1,501,079
Selling, general and administrative expenses	1,460,151	1,325,742	1,249,718
Depreciation	48,648	46,071	51,338
Operating income	296,135	255,818	200,023
Floor plan interest expense	(27,774)	(33,336)	(33,931)
Other interest expense	(44,619)	(48,903)	(55,085)
Debt discount amortization	(1,718)	(8,637)	(13,043)
Equity in earnings of affiliates	25,451	20,569	13,808
Gain on debt repurchase		1,634	10,429
Income from continuing operations before income taxes	247,475	187,145	122,201
Income taxes	(71,573)	(63,901)	(42,644)
Income from continuing operations	175,902	123,244	79,557
Income (loss) from discontinued operations, net of tax	2,356	(13,897)	(2,637)
Net income	178,258	109,347	76,920
Less: Income attributable to non-controlling interests	1,377	1,066	459
Net income attributable to Penske Automotive Group common stockholders	176,881	108,281	76,461
Basic earnings per share attributable to Penske Automotive Group common stockholders:
Continuing operations	$ 1.91	$ 1.33	$ 0.86
Discontinued operations	$ 0.03	$ (0.15)	$ (0.03)
Net income attributable to Penske Automotive Group common stockholders	$ 1.94	$ 1.18	$ 0.84
Shares used in determining basic earnings per share	91,154	92,018	91,557
Diluted earnings per share attributable to Penske Automotive Group common stockholders:
Continuing operations	$ 1.91	$ 1.33	$ 0.86
Discontinued operations	$ 0.03	$ (0.15)	$ (0.03)
Net income attributable to Penske Automotive Group common stockholders	$ 1.94	$ 1.18	$ 0.83
Shares used in determining diluted earnings per share	91,274	92,091	91,653
Amounts attributable to Penske Automotive Group common stockholders:
Income from continuing operations	175,902	123,244	79,557
Less: Income attributable to non-controlling interests	1,377	1,066	459
Income from continuing operations, net of tax	174,525	122,178	79,098
Income (loss) from discontinued operations, net of tax	2,356	(13,897)	(2,637)
Net income attributable to Penske Automotive Group common stockholders	176,881	108,281	76,461
Cash dividends per share	$ 0.24
New vehicle [Member]
Revenue:
Total revenues	5,736,853	5,213,754	4,465,572
Cost of sales:
Total cost of sales	5,258,997	4,783,455	4,104,233
Used vehicle [Member]
Revenue:
Total revenues	3,333,265	2,810,461	2,507,468
Cost of sales:
Total cost of sales	3,072,636	2,591,685	2,290,967
Finance and insurance, net [Member]
Revenue:
Total revenues	277,287	244,078	214,740
Service and parts [Member]
Revenue:
Total revenues	1,369,128	1,281,597	1,266,865
Cost of sales:
Total cost of sales	585,476	553,840	570,327
Fleet and wholesale vehicle [Member]
Revenue:
Total revenues	667,557	644,706	514,878
Cost of sales:
Total cost of sales	$ 662,047	$ 637,985	$ 502,917

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 178,258	$ 109,347	$ 76,920
Other Comprehensive Income:
Foreign currency translation adjustment	(5,792)	(16,852)	47,920
Unrealized gain (loss) on interest rate swaps:
Unrealized gain (loss) arising during the period, net of tax provision (benefit) of ($6,309), $291, and ($1,835), respectively	(9,644)	445	(2,804)
Reclassification adjustment for loss included in floor plan interest expense, net of tax provision of $46, $3,265, and $4,311, respectively	70	4,990	6,589
Unrealized gain (loss) on interest rate swaps, net of tax	(9,574)	5,435	3,785
Other adjustments to Comprehensive Income, net	(8,695)	695	3,333
Other Comprehensive Income (Loss), Net of Taxes	(24,061)	(10,722)	55,038
Comprehensive Income	154,197	98,625	131,958
Less: Income attributable to non-controlling interests	1,377	1,066	459
Comprehensive income attributable to Penske Automotive Group common stockholders	$ 152,820	$ 97,559	$ 131,499

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Tax provision (benefit) associated with unrealized gain or loss arising during the period	$ (6,309)	$ 291	$ (1,835)
Tax provision associated with reclassification adjustment for loss included in floor plan interest expense	$ 46	$ 3,265	$ 4,311

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net income	$ 178,258	$ 109,347	$ 76,920
Adjustments to reconcile net income to net cash from continuing operating activities:
Depreciation	48,648	46,071	51,338
Debt discount amortization	1,718	8,637	13,043
Earnings of equity method investments	(25,451)	(20,569)	(13,807)
(Income) loss from discontinued operations, net of tax	(2,356)	13,897	2,637
Deferred income taxes	47,187	27,714	46,282
Gain on debt repurchase		(1,634)	(10,733)
Changes in operating assets and liabilities:
Accounts receivable	(61,468)	(69,672)	(28,308)
Inventories	(94,754)	(190,201)	294,256
Floor plan notes payable	75,958	177,378	(188,811)
Accounts payable and accrued expenses	(31,421)	64,491	43,512
Other	(8,119)	44,057	10,667
Net cash from continuing operating activities	128,200	209,516	296,996
Investing Activities:
Purchase of equipment and improvements	(132,779)	(75,667)	(88,840)
Proceeds from sale-leaseback transactions			2,338
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(232,106)	(22,232)	(8,517)
Other	2,865	13,822	17,994
Net cash used in continuing investing activities	(362,020)	(84,077)	(77,025)
Financing Activities:
Proceeds from borrowings under U.S. credit agreement revolving credit line	663,400	632,000	409,900
Repayments under U.S. credit agreement revolving credit line	(531,400)	(632,000)	(409,900)
Repayments under U.S. credit agreement term loan	(7,000)	(15,000)	(60,000)
Repurchase of 3.5% senior subordinated convertible notes	(87,278)	(156,604)	(51,424)
Net borrowings (repayments) of other long-term debt	30,218	(14,369)	(17,402)
Net borrowings (repayments) of floor plan notes payable - non-trade	211,223	67,032	(78,652)
Proceeds from exercises of options, including excess tax benefit	3,370	540	349
Repurchases of common stock	(44,263)	(751)
Dividends	(21,992)
Net cash from (used in) continuing financing activities	216,278	(119,152)	(207,129)
Discontinued operations:
Net cash from (used in) discontinued operating activities	(65,362)	(12,153)	7,470
Net cash from (used in) discontinued investing activities	90,594	2,421	(3,518)
Net cash from (used in) discontinued financing activities	1,082	5,318	(14,664)
Net cash from discontinued operations	26,314	(4,414)	(10,712)
Net change in cash and cash equivalents	8,772	1,873	2,130
Cash and cash equivalents, beginning of period	19,904	18,031	15,901
Cash and cash equivalents, end of period	28,676	19,904	18,031
Cash paid for:
Interest	45,105	86,173	92,804
Income taxes	53,075	30,952	18,251
Seller financed/assumed debt	$ 4,865	$ 2,260

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Repayment of sellers' floor plan notes payable, Dealership acquisitions	$ 54,453	$ 9,883	$ 2,884
Senior subordinated convertible notes, interest rate	3.50%	3.50%	3.50%

Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Total Penske Automotive Group Stockholders' Equity	Voting and Non-voting Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2008	$ 808,421	$ 804,801	$ 9	$ 731,037	$ 119,744	$ (45,989)	$ 3,620
Balance, shares at Dec. 31, 2008			91,430,781
Equity compensation	5,718	5,718		5,718
Equity compensation, shares			153,757
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively	349	349		349
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively, shares	33,000		33,208
Distributions to non-controlling interests	(565)						(565)
Sale of subsidiary shares to non-controlling interest	158	94		94			64
Foreign currency translation	47,920	47,920				47,920
Other	7,118	7,118				7,118
Net income	76,920	76,461			76,461		459
Balance at Dec. 31, 2009	946,039	942,461	9	737,198	196,205	9,049	3,578
Balance, shares at Dec. 31, 2009			91,617,746
Equity compensation	7,898	7,898		7,898
Equity compensation, shares			495,146
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively	540	540		540
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively, shares	55,000		55,000
Repurchase of common stock	(751)	(751)		(751)
Repurchase of common stock, shares	(68,000)		(68,340)
Repurchase of 3.5% senior subordinated convertible notes	(6,157)	(6,157)		(6,157)
Distributions to non-controlling interests	(341)						(341)
Foreign currency translation	(16,852)	(16,852)				(16,852)
Other	6,130	6,130				6,130
Net income	109,347	108,281			108,281		1,066
Balance at Dec. 31, 2010	1,045,853	1,041,550	9	738,728	304,486	(1,673)	4,303
Balance, shares at Dec. 31, 2010			92,099,552
Equity compensation	5,128	5,128		5,128
Equity compensation, shares			391,904
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively	3,370	3,370		3,370
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively, shares	236,000		235,668
Repurchase of common stock	(44,263)	(44,263)		(44,263)
Repurchase of common stock, shares	(2,450,000)		(2,449,768)
Dividends	(21,992)	(21,992)			(21,992)
Distributions to non-controlling interests	(1,412)						(1,412)
Purchase of subsidiary shares from non-controlling interest	(850)	(853)		(853)			3
Sale of subsidiary shares to non-controlling interest	382	225		225			157
Foreign currency translation	(5,792)	(5,792)				(5,792)
Other	(18,269)	(18,269)				(18,269)
Net income	178,258	176,881			176,881		1,377
Balance at Dec. 31, 2011	$ 1,140,413	$ 1,135,985	$ 9	$ 702,335	$ 459,375	$ (25,734)	$ 4,428
Balance, shares at Dec. 31, 2011			90,277,356

Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax benefit, exercise of options	$ 155	$ 319	$ 319
Senior subordinated convertible notes, interest rate	3.50%	3.50%	3.50%
Total Penske Automotive Group Stockholders' Equity
Tax benefit, exercise of options	155	319	319
Senior subordinated convertible notes, interest rate		3.50%
Additional Paid-in Capital
Tax benefit, exercise of options	$ 155	$ 319	$ 319
Senior subordinated convertible notes, interest rate		3.50%

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

Business Overview and Concentrations

Penske Automotive Group, Inc. through its subsidiaries (the “Company”) is engaged in the sale of new and used motor vehicles and related products and services, including vehicle service, collision repair, and placement of finance and lease contracts, third-party insurance products and other aftermarket products. The Company operates dealerships under franchise agreements with a number of automotive manufacturers and distributors. In accordance with individual franchise agreements, each dealership is subject to certain rights and restrictions typical of the industry. The ability of the manufacturers to influence the operations of the dealerships, or the loss of a significant number of franchise agreements, could have a material impact on the Company’s results of operations, financial position and cash flows. For the year ended December 31, 2011, BMW/MINI franchises accounted for 24% of the Company’s total revenues, Audi/Volkswagen/Bentley accounted for 15%, Toyota/Lexus/Scion franchises accounted for 15%, Honda/Acura franchises accounted for 13%, and Mercedes-Benz/Sprinter/smart accounted for 10%. No other manufacturers’ franchises accounted for more than 10% of our total revenue. At December 31, 2011 and 2010, the Company had receivables from manufacturers of $109,601 and $97,477, respectively. In addition, a large portion of the Company’s contracts in transit, which are included in accounts receivable, are due from manufacturers’ captive finance subsidiaries. Finally, the Company holds a 9.0% limited partnership interest in Penske Truck Leasing Co., L.P. (“PTL”), a leading global transportation services provider.

In 2011, smart USA Distributor, LLC, our wholly owned subsidiary, completed the sale of certain assets and the transfer of certain liabilities relating to the distribution rights, management, sales and marketing activities of smart USA to Daimler Vehicle Innovations LLC, a wholly owned subsidiary of Mercedes-Benz USA. The final aggregate cash purchase price for the assets was $44,611. As a result, smart USA has been treated as a discontinued operation for all periods presented in the accompanying financial statements.

Basis of Presentation

Results for the year ended December 31, 2011 include an $11,046 net income tax benefit reflecting a positive adjustment from the resolution of certain tax items in the U.K. of $17,008 partially offset by a reduction of U.K. deferred tax assets of $5,962. Results for the year ended December 31, 2010 include a $1,634 pre-tax gain relating to the repurchase of $155,658 aggregate principal amount of the Company’s 3.5% senior subordinated convertible notes due 2026 (the “Convertible Notes”). Results for the year ended December 31, 2009 include a $10,429 pre-tax gain relating to the repurchase of $68,740 aggregate principal amount of the Convertible Notes.

The consolidated financial statements include all majority-owned subsidiaries. Investments in affiliated companies, representing an ownership interest in the voting stock of the affiliate of between 20% and 50% or an investment in a limited partnership or a limited liability corporation for which the Company’s investment is more than minor, are stated at the cost of acquisition plus the Company’s equity in undistributed net earnings since acquisition. All intercompany accounts and transactions have been eliminated in consolidation. The Company evaluated subsequent events through August 14, 2012, the date the consolidated financial statements were filed with the SEC.

The consolidated financial statements have been adjusted for entities that have been treated as discontinued operations through June 30, 2012 in accordance with generally accepted accounting principles.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accounts requiring the use of significant estimates include accounts receivable, inventories, income taxes, intangible assets and certain reserves.

Cash and Cash Equivalents

Cash and cash equivalents include all highly-liquid investments that have an original maturity of three months or less at the date of purchase.

Contracts in Transit

Contracts in transit represent receivables from unaffiliated finance companies relating to the sale of customers’ installment sales and lease contracts arising in connection with the sale of a vehicle by us. Contracts in transit, included in accounts receivable, net in the Company’s consolidated balance sheets, amounted to $185,642 and $140,009 as of December 31, 2011 and 2010, respectively.

Inventory Valuation

Inventories are stated at the lower of cost or market. Cost for new and used vehicle inventories is determined using the specific identification method. Cost for parts and accessories are based on factory list prices.

Property and Equipment

Property and equipment are recorded at cost and depreciated over estimated useful lives using the straight-line method. Useful lives for purposes of computing depreciation for assets, other than leasehold improvements, range between 3 and 15 years. Leasehold improvements and equipment under capital lease are depreciated over the shorter of the term of the lease or the estimated useful life of the asset, not to exceed 40 years. The Company changed the useful lives of certain fixed assets during the first quarter of 2010 as part of a review of assumptions related to the expected utilization of those assets by the Company. The Company accounted for the change in useful lives as a change in estimate prospectively effective January 1, 2010, which resulted in a reduction of depreciation expense of $5,638 for the year ended December 31, 2010.

Expenditures relating to recurring repair and maintenance are expensed as incurred. Expenditures that increase the useful life or substantially increase the serviceability of an existing asset are capitalized. When equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet, with any resulting gain or loss being reflected in income.

Income Taxes

Tax regulations may require items to be included in the Company’s tax return at different times than those items are reflected in its financial statements. Some of the differences are permanent, such as expenses that are not deductible on the Company’s tax return, and some are temporary differences, such as the timing of depreciation expense. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that will be used as a tax deduction or credit in the Company’s tax return in future years which we have already recorded in the Company’s financial statements. Deferred tax liabilities generally represent deductions taken on its tax return that have not yet been recognized as an expense in its financial statements. We establish valuation allowances for the Company’s deferred tax assets if the amount of expected future taxable income is not more likely than not to allow for the use of the deduction or credit.

Intangible Assets

The Company’s principal intangible assets relate to its franchise agreements with vehicle manufacturers and distributors, which represent the estimated value of franchises acquired in business combinations, and goodwill, which represents the excess of cost over the fair value of tangible and identified intangible assets acquired in business combinations. The Company believes the franchise values of its dealerships have an indefinite useful life based on the following:

•	Automotive retailing is a mature industry and is based on franchise agreements with the vehicle manufacturers and distributors;

•	There are no known changes or events that would alter the automotive retailing franchise environment;

•	Certain franchise agreement terms are indefinite;

•	Franchise agreements that have limited terms have historically been renewed by us without substantial cost; and

•	The Company’s history shows that manufacturers and distributors have not terminated our franchise agreements.

Impairment Testing

Franchise value impairment is assessed as of October 1 every year and upon the occurrence of an indicator of impairment through a comparison of its carrying amount and estimated fair value. An indicator of impairment exists if the carrying value of a franchise exceeds its estimated fair value and an impairment loss may be recognized up to that excess. The fair value of franchise value is determined using a discounted cash flow approach, which includes assumptions that include revenue and profitability growth, franchise profit margins, and the Company’s cost of capital. The Company also evaluates its franchise agreements in connection with the annual impairment testing to determine whether events and circumstances continue to support its assessment that the franchise agreements have an indefinite life.

Goodwill impairment is assessed at the reporting unit level as of October 1 every year and upon the occurrence of an indicator of impairment. The Company has determined that the dealerships in each of its operating segments within the Retail reportable segment are components that are aggregated into four geographical reporting units for the purpose of goodwill impairment testing, as they (A) have similar economic characteristics (all are automotive dealerships having similar margins), (B) offer similar products and services (all sell new and used vehicles, service, parts and third-party finance and insurance products), (C) have similar target markets and customers (generally individuals) and (D) have similar distribution and marketing practices (all distribute products and services through dealership facilities that market to customers in similar fashions). There is no goodwill recorded in the PAG Investments reportable segment. The annual test for impairment begins with a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. If the carrying value is determined to more likely than not exceed its estimated fair value, a two-step impairment testing method would be applied. In the two-step method, the fair value of goodwill is determined using a discounted cash flow approach, which includes assumptions about revenue and profitability growth, franchise profit margins, residual values and the Company’s cost of capital. If an indication of goodwill impairment exists, an analysis reflecting the allocation of the estimated fair value of the reporting unit to all assets and liabilities, including previously unrecognized intangible assets, is performed. The impairment is measured by comparing the implied fair value of the reporting unit goodwill with its carrying amount and an impairment loss may be recognized up to any excess of the carrying value over the implied fair value.

Investments

We account for each of the Company’s investments under the equity method, pursuant to which the Company records its proportionate share of the investee’s income each period. The net book value of the Company’s investments was $298,640 and $288,406 as of December 31, 2011 and 2010, respectively. Investments for which there is not a liquid, actively traded market are reviewed periodically by management for indicators of impairment. If an indicator of impairment is identified, management estimates the fair value of the investment using a discounted cash flow approach, which includes assumptions relating to revenue and profitability growth, profit margins, residual values and the Company’s cost of capital. Declines in investment values that are deemed to be other than temporary may result in an impairment charge reducing the investments’ carrying value to fair value.

Foreign Currency Translation

For all of the Company’s foreign operations, the functional currency is the local currency. The revenue and expense accounts of the Company’s foreign operations are translated into U.S. dollars using the average exchange rates that prevailed during the period. Assets and liabilities of foreign operations are translated into U.S. dollars using period end exchange rates. Cumulative translation adjustments relating to foreign functional currency assets and liabilities are recorded in accumulated other comprehensive income (loss), a separate component of equity.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, debt, floor plan notes payable, and interest rate swaps used to hedge future cash flows. Other than our subordinated notes, the carrying amount of all significant financial instruments approximates fair value due either to length of maturity, the existence of variable interest rates that approximate prevailing market rates, or as a result of mark to market accounting. A summary of the fair value of the subordinated notes, based on quoted, level one market data, follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
7.75% senior subordinated notes due 2016	$375,000	$385,313	$375,000	$380,063
3.5% senior subordinated convertible notes due 2026	63,324	61,029	148,884	150,602

Revenue Recognition

Vehicle, Parts and Service Sales

The Company records revenue when vehicles are delivered and title has passed to the customer, when vehicle service or repair work is completed and when parts are delivered to our customers. Sales promotions that we offer to customers are accounted for as a reduction of revenues at the time of sale. Rebates and other incentives offered directly to us by manufacturers are recognized as a reduction of cost of sales. Reimbursements of qualified advertising expenses are treated as a reduction of selling, general and administrative expenses. The amounts received under certain manufacturer rebate and incentive programs are based on the attainment of program objectives, and such earnings are recognized either upon the sale of the vehicle for which the award was received, or upon attainment of the particular program goals if not associated with individual vehicles.

Finance and Insurance Sales

Subsequent to the sale of a vehicle to a customer, the Company sells its installment sale contracts to various financial institutions on a non-recourse basis (with specified exceptions) to mitigate the risk of default. The Company receives a commission from the lender equal to either the difference between the interest rate charged to the customer and the interest rate set by the financing institution or a flat fee. The Company also receives commissions for facilitating the sale of various third-party insurance products to customers, including credit and life insurance policies and extended service contracts. These commissions are recorded as revenue at the time the customer enters into the contract. In the case of finance contracts, a customer may prepay or fail to pay their contract, thereby terminating the contract. Customers may also terminate extended service contracts and other insurance products, which are fully paid at purchase, and become eligible for refunds of unused premiums. In these circumstances, a portion of the commissions the Company received may be charged back based on the terms of the contracts. The revenue the Company records relating to these transactions is net of an estimate of the amount of chargebacks the Company will be required to pay. The Company’s estimate is based upon the Company’s historical experience with similar contracts, including the impact of refinance and default rates on retail finance contracts and cancellation rates on extended service contracts and other insurance products. Aggregate reserves relating to chargeback activity were $21,037 and $19,317 as of December 31, 2011 and 2010, respectively.

Defined Contribution Plans

The Company sponsors a number of defined contribution plans covering a significant majority of the Company’s employees. Company contributions to such plans are discretionary and are based on the level of compensation and contributions by plan participants. The Company suspended its 2009 matching contributions to its U.S. 401(K) plan but reinstated the matching contributions relating to employees’ 2010 contributions. The Company incurred expense of $11,847, $9,426, and $5,932 relating to such plans during the years ended December 31, 2011, 2010, and 2009, respectively.

Advertising

Advertising costs are expensed as incurred or when such advertising takes place. The Company incurred net advertising costs of $73,041, $67,712, and $57,407 during the years ended December 31, 2011, 2010, and 2009, respectively. Qualified advertising expenditures reimbursed by manufacturers, which are treated as a reduction of advertising expense, were $10,455, $8,943, and $5,329 during the years ended December 31, 2011, 2010, and 2009, respectively.

Self Insurance

The Company retains risk relating to certain of our general liability insurance, workers’ compensation insurance, auto physical damage insurance, property insurance, employment practices liability insurance, directors and officers insurance, and employee medical benefits in the U.S. As a result, the Company is likely to be responsible for a significant portion of the claims and losses incurred under these programs. The amount of risk the Company retains varies by program, and, for certain exposures, the Company has pre-determined maximum loss limits for certain individual claims and/or insurance periods. Losses, if any, above such pre-determined loss limits are paid by third-party insurance carriers. The Company’s estimate of future losses is prepared by management using the Company’s historical loss experience and industry-based development factors. Aggregate reserves relating to retained risk were $25,884 and $22,778 as of December 31, 2011 and 2010, respectively. Changes in the reserve estimate during 2011 relate primarily to current year activity in the Company’s general liability and workers compensation programs.

Earnings Per Share

Basic earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, including outstanding unvested restricted stock awards which contain rights to non-forfeitable dividends. Diluted earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, adjusted for the dilutive effect of stock options. A reconciliation of the number of shares used in the calculation of basic and diluted earnings per share for the years ended December 31, 2011, 2010, and 2009 follows:

	Year Ended December 31,
	2011	2010	2009
Weighted average number of common shares outstanding	91,154	92,018	91,557
Effect of non-participatory equity compensation	120	73	96

Weighted average number of common shares outstanding, including effect of dilutive securities	91,274	92,091	91,653

There were no anti-dilutive stock options outstanding during the years ended December 31, 2011, 2010 or 2009. In addition, the Company has senior subordinated convertible notes outstanding which, under certain circumstances discussed in Note 9, may be converted to voting common stock. As of December 31, 2011, 2010, and 2009, no shares related to the senior subordinated convertible notes were included in the calculation of diluted earnings per share because the effect of such securities was anti-dilutive.

Hedging

Generally accepted accounting principles relating to derivative instruments and hedging activities require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. These accounting principles also define requirements for designation and documentation of hedging relationships, as well as ongoing effectiveness assessments, which must be met in order to qualify for hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value are recorded in earnings immediately. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item are recorded in earnings. If the derivative is designated in a cash-flow hedge, effective changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss), a separate component of equity, and recorded in the income statement only when the hedged item affects earnings. Changes in the fair value of the derivative attributable to hedge ineffectiveness are recorded in earnings immediately.

Stock-Based Compensation

Generally accepted accounting principles relating to share-based payments require the Company to record compensation expense for all awards based on their grant-date fair value. The Company’s share-based payments have generally been in the form of “non-vested shares,” the fair value of which are measured as if they were vested and issued on the grant date.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, Presentation of Comprehensive Income, which requires the presentation of components of other comprehensive income with the components of net income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company retrospectively applied this guidance for all periods presented within this Form 8-K, with no material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, amending the guidance on goodwill impairment testing. This update permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. This is intended to reduce the cost and complexity of the annual impairment test and is considered a preliminary step in determining whether it is necessary to calculate a fair value for a reporting unit. The Company elected to early adopt the provisions of this update by preparing a qualitative assessment for the period ending December 31, 2011. The adoption of this update had no impact on the Company’s consolidated financial position or results of operations.

Equity Method Investees	12 Months Ended
Dec. 31, 2011
Equity Method Investees [Abstract]
Equity Method Investees

2. Equity Method Investees

As of December 31, 2011, the Company has investments in the following companies that are accounted for under the equity method: the Jacobs Group (50%), the Nix Group (50%), Penske Wynn Ferrari Maserati (50%), Max Cycles (50%), Innovative Media (45%), QEK Global Solutions (22.5%), and Fleetwash, LLC (7%). Jacobs Group, Nix Group, and Penske Wynn Ferrari Maserati are engaged in the sale and servicing of automobiles. Max Cycles is engaged in the sale and servicing of BMW motorcycles, QEK is an automotive fleet management company, Innovative Media provides dealership graphics, and Fleetwash provides vehicle fleet washing services. These investments in entities accounted for under the equity method amounted to $58,386 and $59,097 at December 31, 2011 and 2010, respectively.

The Company also has a 9.0% limited partnership interest in Penske Truck Leasing Co., L.P. (“PTL”), a global transportation services provider. The Company’s investment in PTL, which is accounted for under the equity method, amounted to $240,254 and $229,309 at December 31, 2011 and 2010, respectively.

In 2010, the Company exchanged its 50% interest in the Reisacher Group for 100% ownership in three BMW franchises previously held by the joint venture. The Company recorded $13,331 of intangible assets in connection with this transaction. The Company sold its investment in Cycle Express, LP, in the fourth quarter of 2010 for $14,616, which resulted in a pre-tax gain of $5,295. In 2009, the Company sold its investment in a Mexican entity which operates several Toyota franchises for $7,865, which resulted in a pre-tax gain of $581.

The combined results of operations and financial position of the Company’s equity basis investments are summarized as follows:

Condensed income statement information:

	Year Ended December 31,
	2011	2010	2009
Revenues	$5,970,595	$4,531,588	$4,748,082
Gross margin	1,802,301	1,749,504	1,794,563
Net income	255,145	198,793	138,504
Equity in net income of affiliates	25,451	20,569	13,808

Condensed balance sheet information:

	December 31,
	2011	2010
Current assets	$1,159,066	$933,160
Noncurrent assets	7,228,052	6,135,749

Total assets	$8,387,118	$7,068,909

Current liabilities	$916,344	$830,616
Noncurrent liabilities	6,330,666	5,233,973
Equity	1,140,108	1,004,320

Total liabilities and equity	$8,387,118	$7,068,909

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

3. Business Combinations

During 2011 and 2010, respectively, the Company acquired seven and five franchises in its retail operations. The Company’s financial statements include the results of operations of the acquired dealerships from the date of acquisition. The fair value of the assets acquired and liabilities assumed have been recorded in the Company’s consolidated financial statements, and may be subject to adjustment pending completion of final valuation. A summary of the aggregate consideration paid and the aggregate amounts of the assets acquired and liabilities assumed for the years ended December 31, 2011 and 2010 follows:

	December 31,
	2011	2010
Accounts receivable	$953	$—
Inventory	61,247	11,520
Other current assets	—	45
Property and equipment	40,190	4,932
Goodwill	107,498	8,274
Franchise value	29,491
Other assets	628
Current liabilities	(6,190)	(279)

Total consideration	233,817	24,492
Seller financed/assumed debt	(1,711)	(2,260)

Cash used in dealership acquisitions	$232,106	$22,232

In January 2012, the Company acquired a dealership group in the United Kingdom which included fourteen franchises for total consideration of approximately $83,000, which includes goodwill, working capital, inventory and other assets. The Company is still in the process of completing final purchase accounting which is estimated to be completed during the first quarter of 2012.

In 2010, the Company exchanged its 50% interest in the Reisacher Group for 100% ownership in three BMW franchises previously held by the joint venture. The Company recorded $13,331 of intangible assets in connection with this transaction.

The following unaudited consolidated pro forma results of operations of the Company for the years ended December 31, 2011 and 2010 give effect to acquisitions consummated during 2011 and 2010 as if they had occurred on January 1, 2010:

	Year Ended December 31,
	2011	2010
Revenues	$11,583,093	$10,714,528
Income from continuing operations	178,401	128,855
Net income	179,380	113,892
Income from continuing operations per diluted common share	$1.94	$1.39
Net income per diluted common share	$1.97	$1.24

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

4. Discontinued Operations

The Company accounts for dispositions in its retail operations as discontinued operations when it is evident that the operations and cash flows of a franchise being disposed of will be eliminated from on-going operations and that the Company will not have any significant continuing involvement in its operations.

In evaluating whether the cash flows of a dealership in its Retail reportable segment will be eliminated from ongoing operations, the Company considers whether it is likely that customers will migrate to similar franchises that it owns in the same geographic market. The Company’s consideration includes an evaluation of the brands sold at other dealerships it operates in the market and their proximity to the disposed dealership. When the Company disposes of franchises, it typically does not have continuing brand representation in that market. If the franchise being disposed of is located in a complex of Company owned dealerships, the Company does not treat the disposition as a discontinued operation if it believes that the cash flows previously generated by the disposed franchise will be replaced by expanded operations of the remaining or replacement franchises. Combined financial information regarding dealerships accounted for as discontinued operations follows:

	Year Ended December 31,
	2011	2010	2009
Revenues	$485,450	$539,817	$588,577
Pre-tax (loss) income	803	(17,831)	5,834
Gain (loss) on disposal	3,313	(3,955)	(9,199)

	2011	2010
Inventory	$48,203	$107,659
Other assets	32,919	65,201

Total assets	81,122	172,860

Floor plan	44,869	96,460
Other liabilities	10,951	27,140

Total liabilities	55,820	123,600

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

5. Inventories

Inventories consisted of the following:

	December 31,
	2011	2010
New vehicles	$1,051,120	$988,651
Used vehicles	441,655	354,902
Parts, accessories and other	79,793	73,014

Total inventories	$1,572,568	$1,416,567

The Company receives credits from certain vehicle manufacturers that reduce cost of sales when the vehicles are sold. Such credits amounted to $28,624, $25,644, and $29,439 during the years ended December 31, 2011, 2010, and 2009, respectively.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2011	2010
Buildings and leasehold improvements	$822,122	$680,879
Furniture, fixtures and equipment	349,750	316,749

Total	1,171,872	997,628
Less: Accumulated depreciation	(315,198)	(283,080)

Property and equipment, net	$856,674	$714,548

As of December 31, 2011 and 2010, approximately $27,500 and $27,600, respectively, of capitalized interest is included in buildings and leasehold improvements and is being depreciated over the useful life of the related assets.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

7. Intangible Assets

Following is a summary of the changes in the carrying amount of goodwill and franchise value during the years ended December 31, 2011 and 2010, net of accumulated impairment losses recorded prior to December 31, 2009 of $606,349 and $37,110, respectively:

	Goodwill	Franchise Value
Balance — December 31, 2009	$794,442	$201,451
Additions	16,177	557
Foreign currency translation	(12,871)	(2,565)

Balance — December 31, 2010	797,748	199,443
Additions	107,498	29,491
Foreign currency translation	(1,525)	(474)

Balance — December 31, 2011	$903,721	$228,460

We test for impairment in our intangible assets at least annually. We did not record any impairment charges relating to our intangibles in 2011, 2010 or 2009.

In September 2011, the FASB updated the accounting guidance related to testing goodwill for impairment. This update permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying a two-step goodwill impairment model that is currently in place. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the two-step impairment test would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment. This update is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011, however, early adoption is permitted. The Company elected to adopt the qualitative assessment early. A number of qualitative factors were considered, including, but not limited to, the criteria in ASC 350-20-35-3, and the Company determined that it is not more likely than not that any of the four reporting unit’s fair value is less than their carrying amount.

If the two-step impairment test were necessary, the Company would have estimated the fair value of our reporting units using an “income” valuation approach. The “income” valuation approach estimates the Company’s enterprise value using a net present value model, which discounts projected free cash flows of the Company’s business using its weighted average cost of capital as the discount rate. This consideration would also include a control premium that represents the estimated amount an investor would pay for the Company’s equity securities to obtain a controlling interest and other significant assumptions including revenue and profitability growth, franchise profit margins, residual values and the Company’s cost of capital.

In the Company’s situation, if the first step of the impairment testing process indicated that the fair value of the reporting unit was below its carrying value (even by a relatively small amount), the requirements of the second step of the test result in a significant decrease in the amount of goodwill recorded on the balance sheet. This is because, prior to the Company’s adoption on July 1, 2001 of generally accepted accounting principles relating to business combinations, it did not separately identify franchise rights associated with the acquisition of dealerships as separate intangible assets. In performing the second step, the Company would be required by generally accepted accounting principles related to goodwill and other intangibles to assign value to any previously unrecognized identifiable intangible assets (including such franchise rights, which are substantial) even though such amounts are not separately recorded on its consolidated balance sheet.

Floor Plan Notes Payable - Trade and Non-trade	12 Months Ended
Dec. 31, 2011
Floor Plan Notes Payable - Trade and Non-trade [Abstract]
Floor Plan Notes Payable - Trade and Non-trade

8. Floor Plan Notes Payable — Trade and Non-trade

The Company finances substantially all of its new and a portion of its used vehicle inventories under revolving floor plan arrangements with various lenders, including the captive finance companies associated with automotive manufacturers. In the U.S., the floor plan arrangements are due on demand; however, the Company has not historically been required to repay floor plan advances prior to the sale of the vehicles that have been financed. The Company typically makes monthly interest payments on the amount financed. Outside of the U.S., substantially all of the floor plan arrangements are payable on demand or have an original maturity of 90 days or less and the Company is generally required to repay floor plan advances at the earlier of the sale of the vehicles that have been financed or the stated maturity.

The floor plan agreements grant a security interest in substantially all of the assets of the Company’s dealership subsidiaries, and in the U.S. are guaranteed by the Company. Interest rates under the floor plan arrangements are variable and increase or decrease based on changes in the prime rate, defined London Interbank Offered Rate (“LIBOR”), the Finance House Bank Rate, or the Euro Interbank offer Rate. The weighted average interest rate on floor plan borrowings, including the effect of the interest rate swap discussed in Note 10, was 1.9%, 2.6%, and 2.7% for the years ended December 31, 2011, 2010, and 2009, respectively. The Company classifies floor plan notes payable to a party other than the manufacturer of a particular new vehicle, and all floor plan notes payable relating to pre-owned vehicles, as floor plan notes payable — non-trade on its consolidated balance sheets and classifies related cash flows as a financing activity on its consolidated statements of cash flows.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

9. Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2011	2010
U.S. credit agreement — revolving credit line	$132,000	$—
U.S. credit agreement — term loan	127,000	134,000
U.K. credit agreement — revolving credit line	59,060	54,597
U.K. credit agreement — term loan	—	5,505
U.K. credit agreement — overdraft line of credit	13,333	7,116
7.75% senior subordinated notes due 2016	375,000	375,000
3.5% senior subordinated convertible notes due 2026, net of debt discount	63,324	148,884
Mortgage facilities	75,684	46,052
Other	4,790	4,901

Total long-term debt	$850,191	$776,055
Less: current portion	(3,414)	(6,770)

Net long-term debt	$846,777	$769,285

Scheduled maturities of long-term debt for each of the next five years and thereafter are as follows:

2012	$3,414
2013	3,545
2014	261,541
2015	114,728
2016	441,764
2017 and thereafter	25,199

Total long-term debt reported	$850,191

The Convertible Notes are not due until 2026; however, the holders may require the Company to purchase all or a portion of these notes for cash in 2016. This acceleration of ultimate repayment is reflected in the table above.

U.S. Credit Agreement

The Company is party to a credit agreement with Mercedes-Benz Financial Services USA LLC and Toyota Motor Credit Corporation, as amended (the “U.S. Credit Agreement”), which provides for up to $375,000 in revolving loans for working capital, acquisitions, capital expenditures, investments and other general corporate purposes, a non-amortizing term loan with a remaining balance of $127,000, and for an additional $10,000 of availability for letters of credit. The revolving loans bear interest at a defined LIBOR plus 2.50%, subject to an incremental 1.00% for uncollateralized borrowings in excess of a defined borrowing base. The term loan, which bears interest at defined LIBOR plus 2.50%, may be prepaid at any time, but then may not be re-borrowed. The Company repaid $7,000 and $15,000 of this term loan during 2011 and 2010, respectively.

The U.S. Credit Agreement is fully and unconditionally guaranteed on a joint and several basis by the Company’s domestic subsidiaries and contains a number of significant covenants that, among other things, restrict the Company’s ability to dispose of assets, incur additional indebtedness, repay other indebtedness, pay dividends, create liens on assets, make investments or acquisitions and engage in mergers or consolidations. The Company is also required to comply with specified financial and other tests and ratios, each as defined in the U.S. Credit Agreement, including: a ratio of current assets to current liabilities, a fixed charge coverage ratio, a ratio of debt to stockholders’ equity and a ratio of debt to EBITDA. A breach of these requirements would give rise to certain remedies under the agreement, the most severe of which is the termination of the agreement and acceleration of the amounts owed. As of December 31, 2011, the Company was in compliance with all covenants under the U.S. Credit Agreement.

The U.S. Credit Agreement also contains typical events of default, including change of control, non-payment of obligations and cross-defaults to the Company’s other material indebtedness. Substantially all of the Company’s domestic assets are subject to security interests granted to lenders under the U.S. Credit Agreement. As of December 31, 2011, $127,000 of term loans, $132,000 of revolving loans and $500 of letters of credit were outstanding under the U.S. Credit Agreement.

U.K. Credit Agreement

The Company’s subsidiaries in the U.K. (the “U.K. subsidiaries”) are party to £100,000 revolving credit agreement with the Royal Bank of Scotland plc (RBS) and BMW Financial Services (GB) Limited, and an additional £10,000 demand overdraft line of credit with RBS (collectively, the “U.K. credit agreement”) to be used for working capital, acquisitions, capital expenditures, investments and general corporate purposes through November 2015. The revolving loans bear interest between defined LIBOR plus 1.35% and defined LIBOR plus 3.0% and the demand overdraft line of credit bears interest at the Bank of England Base Rate plus 1.75%. As of December 31, 2011, outstanding loans under the U.K. credit agreement amounted to £46,579 ($72,393).

The U.K. Credit Agreement is fully and unconditionally guaranteed on a joint and several basis by the Company’s U.K. subsidiaries, and contains a number of significant covenants that, among other things, restrict the ability of our U.K. subsidiaries to pay dividends, dispose of assets, incur additional indebtedness, repay other indebtedness, create liens on assets, make investments or acquisitions and engage in mergers or consolidations. In addition, our U.K. subsidiaries are required to comply with defined ratios and tests, including: a ratio of earnings before interest, taxes, amortization, and rental payments (“EBITAR”) to interest plus rental payments, a measurement of maximum capital expenditures, and a debt to EBITDA ratio. A breach of these requirements would give rise to certain remedies under the agreement, the most severe of which is the termination of the agreement and acceleration of any amounts owed. As of December 31, 2011, the Company’s U.K. subsidiaries were in compliance with all covenants under the U.K. credit agreement.

The U.K. credit agreement also contains typical events of default, including change of control and non-payment of obligations and cross-defaults to other material indebtedness of our U.K. subsidiaries. Substantially all of the Company’s U.K. subsidiaries’ assets are subject to security interests granted to lenders under the U.K. credit agreement.

Beginning in 2012, the Company’s U.K. subsidiaries are also party to a separate agreement with RBS, as agent for National Westminster Bank plc, providing for a £30,000 term loan which was used for working capital and an acquisition. The term loan is repayable in £1,500 quarterly installments through 2015 with a final payment of £7,500 due December 31, 2015. The term loan bears interest between 2.675% and 4.325%, depending on the U.K. subsidiaries’ ratio of net borrowings to earnings before interest, taxes, depreciation and amortization (as defined).

7.75% Senior Subordinated Notes

In December 2006, the Company issued $375,000 aggregate principal amount of 7.75% senior subordinated notes (the “7.75% Notes”) due 2016. The 7.75% Notes are unsecured senior subordinated notes and are subordinate to all existing and future senior debt, including debt under the Company’s credit agreements, mortgages and floor plan indebtedness. The 7.75% Notes are guaranteed by substantially all of the Company’s wholly-owned domestic subsidiaries on a unsecured senior subordinated basis. Those guarantees are full and unconditional and joint and several. The Company can redeem all or some of the 7.75% Notes at its option at specified redemption prices. Upon certain sales of assets or specific kinds of changes of control the Company is required to make an offer to purchase the 7.75% Notes. The 7.75% Notes also contain customary negative covenants and events of default. As of December 31, 2011, the Company was in compliance with all negative covenants and there were no events of default.

Senior Subordinated Convertible Notes

In January 2006, the Company issued $375,000 aggregate principal amount of Convertible Notes, of which $63,324 were outstanding at December 31, 2011. The Convertible Notes mature on April 1, 2026, unless earlier converted, redeemed or purchased by the Company, as discussed below. The Convertible Notes are unsecured senior subordinated obligations and subordinate to all future and existing debt under the Company’s credit agreements, mortgages and floor plan indebtedness. The Convertible Notes are guaranteed on an unsecured senior subordinated basis by substantially all of the Company’s wholly-owned domestic subsidiaries. Those guarantees are full and unconditional and joint and several. The Convertible Notes also contain customary negative covenants and events of default. As of December 31, 2011, the Company was in compliance with all negative covenants and there were no events of default.

Holders of the Convertible Notes may convert them based on a conversion rate of 42.7796 shares of common stock per $1,000 principal amount of the Convertible Notes (which is equal to a conversion price of approximately $23.38 per share), subject to adjustment, only under the following circumstances: (1) in any quarterly period, if the closing price of the common stock for twenty of the last thirty trading days in the prior quarter exceeds $28.05 (subject to adjustment), (2) for specified periods, if the trading price of the Convertible Notes falls below specific thresholds, (3) if the Convertible Notes are called for redemption, (4) if specified distributions to holders of the common stock are made or specified corporate transactions occur, (5) if a fundamental change (as defined) occurs, or (6) during the ten trading days prior to, but excluding, the maturity date.

Upon conversion of the Convertible Notes, for each $1,000 principal amount of the Convertible Notes, a holder will receive an amount in cash, equal to the lesser of (i) $1,000 or (ii) the conversion value, determined in the manner set forth in the related indenture covering the Convertible Notes, of the number of shares of common stock equal to the conversion rate. If the conversion value exceeds $1,000, the Company will also deliver, at its election, cash, common stock or a combination of cash and common stock with respect to the remaining value deliverable upon conversion.

The Company will pay additional cash interest if the average trading price of a Convertible Note for certain periods in the prior six-month period equals 120% or more of the principal amount of the Convertible Notes. The Company may redeem the Convertible Notes, in whole at any time or in part from time to time, for cash at a redemption price of 100% of the principal amount of the Convertible Notes to be redeemed, plus any accrued and unpaid interest to the applicable redemption date.

Holders of the Convertible Notes may require the Company to purchase all or a portion of their Convertible Notes for cash on each of April 1, 2016 and April 1, 2021 at a purchase price equal to 100% of the principal amount of the Convertible Notes to be purchased, plus accrued and unpaid interest, if any, to the applicable purchase date.

The liability and equity components related to the Convertible Notes consist of the following:

	December 31,
	2011	2010
Carrying amount of the equity component	$36,936	$36,936

Principal amount of the liability component	$63,324	$150,602
Unamortized debt discount	—	1,718

Net carrying amount of the liability component	$63,324	$148,884

Mortgage Facilities

The Company is party to several mortgages which bear interest at defined rates and require monthly principal and interest payments. These mortgage facilities also contain typical events of default, including non-payment of obligations, cross-defaults to the Company’s other material indebtedness, certain change of control events, on the loss or sale of certain franchises operated at the properties. Substantially all of the buildings and improvements on the properties financed pursuant to the mortgage facilities are subject to security interests granted to the lender. As of December 31, 2011, we owed $75,684 under our mortgage facilities.

Interest Rate Swaps	12 Months Ended
Dec. 31, 2011
Interest Rate Swaps [Abstract]
Interest Rate Swaps

10. Interest Rate Swaps

The Company periodically uses interest rate swaps to manage interest rate risk associated with the Company’s variable rate floor plan debt. The Company is party to forward-starting interest rate swap agreements beginning January 2012 and maturing December 2014 pursuant to which the LIBOR portion of $300,000 of the Company’s floating rate floor plan debt is fixed at a rate of 2.135% and $100,000 of the Company’s floating rate floor plan debt is fixed at a rate of 1.55%. The Company may terminate these agreements at any time, subject to the settlement of the then current fair value of the swap arrangements.

During 2009, 2010 and into January 2011, the Company was party to interest rate swap agreements pursuant to which the LIBOR portion of $300,000 of the Company’s floating rate floor plan debt was fixed at 3.67%.

The Company used Level 2 inputs to estimate the fair value of the interest rate swap agreements. As of December 31, 2011 and 2010, the fair value of the swaps designated as hedging instruments was estimated to be a liability of $15,952 and $1,016, respectively, which is recorded in accrued expenses, and as of December 31, 2010, the fair value of the swaps not designated as hedging instruments was estimated to be a liability of $35, which was recorded in accrued expenses.

During 2011, there was no hedge ineffectiveness recorded in the Company’s income statement. During the year ended December 31, 2010, the Company recognized a net gain in accumulated other comprehensive income of $5,435 related to the effective portion of the interest rate swap agreements designated as hedging instruments, and reclassified $8,157 of derivative losses from accumulated other comprehensive income into floor plan interest expense. During the year ended December 31, 2010, the swap increased the weighted average interest rate on the Company’s floor plan borrowings by approximately 80 basis points.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

11. Commitments and Contingent Liabilities

The Company is involved in litigation which may relate to claims brought by governmental authorities, issues with customers, and employment related matters, including class action claims and purported class action claims. As of December 31, 2011, the Company is not party to any legal proceedings, including class action lawsuits, that, individually or in the aggregate, are reasonably expected to have a material effect on the Company’s results of operations, financial condition or cash flows. However, the results of these matters cannot be predicted with certainty, and an unfavorable resolution of one or more of these matters could have a material effect on the Company’s results of operations, financial condition or cash flows.

The Company has historically structured its operations so as to minimize ownership of real property. As a result, the Company leases or subleases substantially all of its facilities. These leases are generally for a period of between five and 20 years, and are typically structured to include renewal options at the Company’s election. The Company estimates the total rent obligations under these leases, including any extension periods it may exercise at its discretion and assuming constant consumer price indices, to be $4.7 billion. Pursuant to the leases for some of the Company’s larger facilities, the Company is required to comply with specified financial ratios, including a “rent coverage” ratio and a debt to EBITDA ratio, each as defined. For these leases, non-compliance with the ratios may require the Company to post collateral in the form of a letter of credit. A breach of the other lease covenants gives rise to certain remedies by the landlord, the most severe of which include the termination of the applicable lease and acceleration of the total rent payments due under the lease.

Minimum future rental payments required under operating leases in effect as of December 31, 2011 are as follows:

2012	$175,388
2013	173,006
2014	171,647
2015	168,799
2016	168,231
2017 and thereafter	3,814,189

$4,671,260

Rent expense for the years ended December 31, 2011, 2010, and 2009 amounted to $169,534, $161,854, and $156,651, respectively. Of the total rental payments, $385, $436, and $431, respectively, were made to related parties during 2011, 2010, and 2009, respectively (See Note 12).

The Company has sold a number of dealerships to third parties and, as a condition to certain of those sales, remains liable for the lease payments relating to the properties on which those businesses operate in the event of non-payment by the buyer. The Company is also party to lease agreements on properties that it no longer uses in its retail operations that it has sublet to third parties. The Company relies on subtenants to pay the rent and maintain the property at these locations. In the event the subtenant does not perform as expected, the Company may not be able to recover amounts owed to it and the Company could be required to fulfill these obligations. The aggregate rent paid by the tenants on those properties in 2011 was approximately $11,655, and, in aggregate, the Company currently guarantees or is otherwise liable for approximately $178,878 of these lease payments, including lease payments during available renewal periods.

Subsequent Event as of August 14, 2012

The Company is currently involved in a dispute with the ground landlord at one of its dealership properties regarding whether it validly exercised the renewal of a ground lease which, if not validly renewed, would expire in March 2013. The dealership building and improvements at the premises are subject to a lease expiring in 2028 with a separate landlord. The Company currently expects to reach a resolution regarding the renewal prior to the expiration of the ground lease. However, to the extent the Company determines to relocate the dealership premises or if the ground lease terminates in 2013, while the Company would have no further liability on the ground lease, it may record a charge to satisfy its obligations on the building and improvements lease. The Company cannot currently reasonably estimate the range of a potential charge, if any, but does not anticipate that it would be material to its financial condition or liquidity.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company currently is a tenant under a number of non-cancelable lease agreements with Automotive Group Realty, LLC and its subsidiaries (together “AGR”), which are subsidiaries of Penske Corporation. During the years ended December 31, 2011, 2010, and 2009, the Company paid $385, $436, and $431, respectively, to AGR under these lease agreements. From time to time, the Company may sell AGR real property and improvements that are subsequently leased by AGR to the Company. In addition, the Company may purchase real property or improvements from AGR. Any such transaction is valued at a price that is independently confirmed. During 2011, the Company purchased land from AGR for $1,400. There were no purchase or sale transactions with AGR in 2010 or 2009.

The Company sometimes pays to and/or receives fees from Penske Corporation and its affiliates for services rendered in the normal course of business, or to reimburse payments made to third parties on each others’ behalf. These transactions and those relating to AGR mentioned above are reviewed periodically by the Company’s Audit Committee and reflect the provider’s cost or an amount mutually agreed upon by both parties. During the years ended December 31, 2011, 2010, and 2009, Penske Corporation and its affiliates billed the Company $4,913, $5,421, and $3,368, respectively, and the Company billed Penske Corporation and its affiliates $72, $41, and $24, respectively, for such services. As of December 31, 2011 and 2010, the Company had $2 and $6 of receivables from and $546 and $340 of payables to Penske Corporation and its subsidiaries, respectively.

The Company, Penske Corporation and certain affiliates have entered into a joint insurance agreement which provides that, with respect to any joint insurance (currently only our joint crime insurance policy), available coverage with respect to a loss shall be paid to each party per occurrence as stipulated in the policies. In the event of losses by the Company and Penske Corporation that exceed the limit of liability for any policy or policy period, the total policy proceeds will be allocated based on the ratio of premiums paid.

The general partner of PTL is Penske Truck Leasing Corporation, a wholly-owned subsidiary of Penske Corporation, which together with other wholly-owned subsidiaries of Penske Corporation, owns 41.1% of PTL. The remaining 49.9% of PTL is owned by General Electric Capital Corporation. The Company is party to a partnership agreement among the other partners which, among other things, provides us with specified partner distribution and governance rights and restricts our ability to transfer our interests. In 2011, 2010, and 2009, the Company received $7,751, $8,804, and $20,012, respectively, from PTL in pro rata cash dividends.

The Company is also party to an agreement pursuant to which PTL subleases a portion of our dealership location in New Jersey for $60 per year plus its pro rata share of certain property expenses. A similar agreement to sublease a portion of our dealership location in Arizona was terminated at the end of April 2011. We collected $20 in sublease rent prior to that termination. During 2010, and 2009, respectively, smart USA paid PTL $592, and $1,217 for assistance with roadside assistance and other services to smart fortwo owners, of which $309 and $863, respectively, were pass-through expenses to be paid by PTL to third-party vendors. In 2009, PTL began hosting the Company’s disaster recovery site. Annual fees paid to PTL for this service are $70. The Company paid $70, $70 and $17 for these services in 2011, 2010 and 2009, respectively.

From time to time the Company enters into joint venture relationships in the ordinary course of business, pursuant to which it owns and operates automotive dealerships together with other investors. The Company may also provide these dealerships with working capital and other debt financing at costs that are based on the Company’s incremental borrowing rate. As of December 31, 2011, the Company’s automotive joint venture relationships were as follows:

Location	Dealerships	Ownership Interest
Fairfield, Connecticut	Audi, Mercedes-Benz, Sprinter, Porsche, smart	86.56	%(A) (B)
Las Vegas, Nevada	Ferrari, Maserati	50.00	%(C)
Frankfurt, Germany	Lexus, Toyota	50.00	%(C)
Aachen, Germany	Audi, Lexus, Skoda, Toyota, Volkswagen	50.00	%(C)

(A)	An entity controlled by one of our directors, Lucio A. Noto (the “Investor”), owns a 13.44% interest in this joint venture which entitles the Investor to 20% of the joint venture’s operating profits. In addition, the Investor has an option to purchase up to a 20% interest in the joint venture for specified amounts.
(B)	Entity is consolidated in our financial statements.
(C)	Entity is accounted for using the equity method of accounting.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

13. Stock-Based Compensation

Key employees, outside directors, consultants and advisors of the Company are eligible to receive stock-based compensation pursuant to the terms of the Company’s 2002 Equity Compensation Plan (the “Plan”). The Plan originally allowed for the issuance of 4,200 shares for stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and other awards. As of December 31, 2011, 1,184 shares of common stock were available for grant under the Plan. Compensation expense related to the Plan was $6,022, $6,908, and $5,631 during the years ended December 31, 2011, 2010, and 2009, respectively.

Restricted Stock

During 2011, 2010, and 2009, the Company granted 392, 391, and 114 shares, respectively, of restricted common stock at no cost to participants under the Plan. The restricted stock entitles the participants to vote their respective shares and receive dividends. The shares are subject to forfeiture and are non-transferable, which restrictions generally lapse over a four year period from the grant date. The grant date quoted market price of the underlying common stock is amortized as expense over the restriction period. As of December 31, 2011, there was $8,627 of unrecognized compensation cost related to the restricted stock, which is expected to be recognized over the next 3.5 years.

Presented below is a summary of the status of the Company’s restricted stock as of December 31, 2010 and changes during the year ended December 31, 2011:

	Shares	Weighted Average Grant-Date Fair Value	Intrinsic Value
December 31, 2010	755	$16.52	$13,160
Granted	392	18.37
Vested	(238)	18.61
Forfeited	(45)	16.04

December 31, 2011	864	$16.81	$14,517

Stock Options

Options were granted by the Company prior to 2006. These options generally vested over a three year period and had a maximum term of ten years. As of December 31, 2011, no stock options remain outstanding.

Presented below is a summary of the status of stock options held by participants during 2011, 2010, and 2009:

	2011		2010		2009
Stock Options	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	236	$9.82	291	$9.29	324	$9.01
Granted	—	—	—	—	—	—
Exercised	236	9.82	55	6.99	33	6.65
Forfeited	—	—	—	—	—	—

Options outstanding at end of year	—	$—	236	$9.82	291	$9.29

The total intrinsic value of stock options exercised was $2,671, $393, and $325 in 2011, 2010, and 2009, respectively.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

14. Equity

Share Repurchase

During 2011 and 2010, respectively, the Company acquired 2,450 shares of our outstanding common stock for $44,263, or an average of $18.07 per share, and 68 shares of our outstanding common stock for $751, or an average of $10.97 per share, under a program approved by the Company’s board of directors.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

15. Income Taxes

Income taxes relating to income from continuing operations consisted of the following:

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$15,803	$6,334	$(29,904)
State and local	3,652	2,307	818
Foreign	4,931	27,546	25,448

Total current	24,386	36,187	(3,638)

Deferred:
Federal	34,237	21,355	37,646
State and local	863	5,455	7,549
Foreign	12,087	904	1,087

Total deferred	47,187	27,714	46,282

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

Income taxes relating to income from continuing operations varied from the U.S. federal statutory income tax rate due to the following:

	Year Ended December 31,
	2011	2010	2009
Income taxes relating to continuing operations at federal statutory rate of 35%	$86,621	$64,799	$42,914
State and local income taxes, net of federal taxes	1,883	5,991	5,650
Foreign	(947)	(6,021)	(7,115)
Uncertain tax positions	(16,061)	—	—
Other	77	(868)	1,195

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

The components of deferred tax assets and liabilities at December 31, 2011 and 2010 were as follows:

	2011	2010
Deferred Tax Assets
Accrued liabilities	$51,323	$46,562
Net operating loss carryforwards	12,133	23,164
Interest rate swap	6,215	297
Other	7,027	2,787

Total deferred tax assets	76,698	72,810
Valuation allowance	(11,839)	(7,335)

Net deferred tax assets	64,859	65,475

Deferred Tax Liabilities
Depreciation and amortization	(121,723)	(94,742)
Partnership investments	(109,460)	(104,527)
Convertible notes	(21,335)	(17,454)
Other	(3,357)	(2,421)

Total deferred tax liabilities	(255,875)	(219,144)

Net deferred tax liabilities	$(191,016)	$(153,669)

The Company does not provide for U.S. taxes relating to undistributed earnings or losses of its foreign subsidiaries. Income from continuing operations before income taxes of foreign subsidiaries (which subsidiaries are predominately in the U.K.) was $98,089, $98,249, and $93,138 during the years ended December 31, 2011, 2010, and 2009, respectively. It is the Company’s belief that such earnings will be indefinitely reinvested in the companies that produced them. At December 31, 2011, the Company has not provided U.S. federal income taxes on a total of $700,356 of earnings of individual foreign subsidiaries. If these earnings were remitted as dividends, the Company would be subject to U.S. income taxes in excess of foreign taxes paid and certain foreign withholding taxes.

At December 31, 2011, the Company has $151,067 of state net operating loss carryforwards in the U.S. that expire at various dates beginning in 2012 through 2030, state credit carryforwards of $1,452 that will not expire, U.K. net operating loss carryforwards of $1,772 that will not expire, U.K. capital loss carryforwards of $5,109 that will not expire, and German net operating loss carryforwards of $8,529 that will not expire. The Company utilized $41,232 of federal net operating loss carryforwards, $90,121 of state net operating loss carryforwards and $3,987 of alternative minimum tax and general business credits in the U.S in 2011.

A valuation allowance of $2,979 has been recorded against the state net operating loss carryforwards in the U.S. and a valuation allowance of $235 has been recorded against the state credit carryforwards in the U.S. A valuation allowance of $2,024 has been recorded in 2011 against German net operating losses and a valuation allowance of $6,601 has been recorded in 2011 against U.K. deferred tax assets related to buildings.

Generally accepted accounting principles relating to uncertain income tax positions prescribe a minimum recognition threshold a tax position is required to meet before being recognized, and provides guidance on the derecognition, measurement, classification, and disclosure relating to income taxes. The movement in uncertain tax positions for the years ended December 31, 2011, 2010, and 2009 were as follows:

	2011	2010	2009
Uncertain tax positions — January 1	$36,097	$36,887	$32,901
Gross increase — tax position in prior periods	679	1,493	2,411
Gross decrease — tax position in prior periods	(19,077)	(288)	(165)
Gross increase — current period tax position	17	—	—
Settlements	(2,201)	(125)	—
Lapse in statute of limitations	(541)	(756)	(1,227)
Foreign exchange	(116)	(1,114)	2,967

Uncertain tax positions — December 31	$14,858	$36,097	$36,887

The Company has elected to include interest and penalties in its income tax expense. The total interest and penalties included within uncertain tax positions at December 31, 2011 was $3,678. The Company does not expect a significant change to the amount of uncertain tax positions within the next twelve months. The Company’s U.S. federal returns remain open to examination for 2004 to 2010 and various foreign and U.S. states jurisdictions are open for periods ranging from 2002 through 2010. During the year a settlement was reached with the U.K. tax authorities in relation to tax enquiries for the years 2004 to 2009 in relation to one of the U.K. companies which represented approximately $16,000 of the net uncertain tax position provision adjustment recorded in 2011. The portion of the total amount of uncertain tax positions as of December 31, 2011 that would, if recognized, impact the effective tax rate was $14,531.

The Company has classified its tax reserves as a long term obligation on the basis that management does not expect to make payments relating to those reserves within the next twelve months.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

16. Segment Information

The Company’s operations are organized by management into operating segments by line of business and geography. The Company has determined it has two reportable segments as defined in generally accepted accounting principles for segment reporting, including: (i) Retail, consisting of our automotive retail operations and (ii) PAG Investments, consisting of our investments in non-automotive retail operations. The Retail reportable segment includes all automotive dealerships and all departments relevant to the operation of the dealerships and the retail automotive joint ventures. The individual dealership operations included in the Retail reportable segment have been grouped into four geographic operating segments, which have been aggregated into one reportable segment as their operations (A) have similar economic characteristics (all are automotive dealerships having similar margins), (B) offer similar products and services (all sell new and used vehicles, service, parts and third-party finance and insurance products), (C) have similar target markets and customers (generally individuals) and (D) have similar distribution and marketing practices (all distribute products and services through dealership facilities that market to customers in similar fashions). The accounting policies of the segments are the same and are described in Note 1.

The following table summarizes revenues, floor plan interest expense, other interest expense, debt discount amortization, depreciation and amortization, equity in earnings of affiliates, and income (loss) from continuing operations before certain non-recurring items and income taxes, which is the measure by which management allocates resources to its segments and which we refer to as adjusted segment income (loss), for each of the Company’s reportable segments. Adjusted segment income excludes the items in the table below in order to enhance the comparability of segment income from period to period.

	Retail	PAG Investments	Total
Revenues
2011	$11,384,090	$—	$11,384,090
2010	10,194,596	—	10,194,596
2009	8,969,523	—	8,969,523
Floor plan interest expense
2011	$27,774	$—	$27,774
2010	33,336	—	33,336
2009	33,931	—	33,931
Other interest expense
2011	$44,619	$—	$44,619
2010	48,903	—	48,903
2009	55,085	—	55,085
Debt discount amortization
2011	$1,718	$—	$1,718
2010	8,637	—	8,637
2009	13,043	—	13,043
Depreciation
2011	$48,648	$—	$48,648
2010	46,071	—	46,071
2009	51,338	—	51,338
Equity in earnings of affiliates
2011	$2,196	$23,255	$25,451
2010	2,577	17,992	20,569
2009	2,617	11,191	13,808
Adjusted segment income
2011	$224,220	$23,255	$247,475
2010	167,519	17,992	185,511
2009	100,581	11,191	111,772

The following table reconciles total adjusted segment income to consolidated income from continuing operations before income taxes.

	Year Ended December 31,
	2011	2010	2009
Adjusted segment income	$247,475	$185,511	$111,772
Gain on debt repurchase	—	1,634	10,429

Income (loss) from continuing operations before income taxes	$247,475	$187,145	$122,201

Total assets, equity method investments, and capital expenditures by reporting segment are as set forth in the table below.

	Retail	PAG Investments	Total
Total assets
2011	$4,253,570	$248,729	$4,502,299
2010	3,833,530	236,302	4,069,832
Equity method investments
2011	$49,911	$248,729	$298,640
2010	52,104	236,302	288,406
Capital expenditures
2011	$132,779	$—	$132,779
2010	75,667	—	75,667
2009	88,840	—	88,840

The following table presents certain data by geographic area:

	Year Ended December 31,
	2011	2010	2009
Sales to external customers:
U.S.	$7,243,649	$6,407,321	$5,503,857
Foreign	4,140,441	3,787,275	3,465,666

Total sales to external customers	$11,384,090	$10,194,596	$8,969,523

Long-lived assets, net:
U.S.	$844,846	$737,882
Foreign	323,958	279,736

Total long-lived assets	$1,168,804	$1,017,618

The Company’s foreign operations are predominantly based in the U.K.

Summary of Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Summary of Quarterly Financial Data (Unaudited) [Abstract]
Summary of Quarterly Financial Data (Unaudited)

17. Summary of Quarterly Financial Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011(1)(2)
Total revenues	$2,738,133	$2,829,986	$2,898,441	$2,917,530
Gross profit	437,461	455,960	460,763	450,750
Net income	33,997	40,059	56,045	48,157
Net income attributable to Penske Automotive Group common stockholders	33,927	39,560	55,707	47,687
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.37	$0.43	$0.61	$0.53

2010(1)(2)(3)
Total revenues	$2,390,036	$2,556,599	$2,618,886	$2,629,075
Gross profit	395,045	409,236	411,931	411,419
Net income	20,332	29,684	30,260	29,071
Net income attributable to Penske Automotive Group common stockholders	20,354	29,441	29,977	28,509
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.22	$0.32	$0.33	$0.31

(1)	As discussed in Note 4, the Company has treated the operations of certain entities as discontinued operations. The results for all periods have been adjusted to reflect such treatment.
(2)	Per share amounts are calculated independently for each of the quarters presented. The sum of the quarters may not equal the full year per share amounts due to rounding.
(3)	Results for the year ended December 31, 2010 include first, second, and third quarter pre-tax gains of $605, $422, and $607, respectively, relating to the repurchase of $155,658 aggregate principal amount of the Convertible Notes.

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

18. Condensed Consolidating Financial Information

The following tables include condensed consolidating financial information as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010, and 2009 for Penske Automotive Group, Inc. (as the issuer of the Convertible Notes and the 7.75% Notes), guarantor subsidiaries and non-guarantor subsidiaries (primarily representing foreign entities). The condensed consolidating financial information includes certain allocations of balance sheet, income statement and cash flow items which are not necessarily indicative of the financial position, results of operations and cash flows of these entities on a stand-alone basis.

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Cash and cash equivalents	$28,676	$—	$—	$27,249	$1,427
Accounts receivable, net	438,769	(297,782)	305,386	281,689	149,476
Inventories	1,572,568	—	—	894,246	678,322
Other current assets	80,179	—	2,306	40,321	37,552
Assets held for sale	81,122	—	—	36,642	44,480

Total current assets	2,201,314	(297,782)	307,692	1,280,147	911,257
Property and equipment, net	856,674	—	6,730	547,731	302,213
Intangible assets	1,132,181	—	—	699,453	432,728
Equity method investments	298,640	—	246,658	—	51,982
Other long-term assets	13,490	(1,360,808)	1,369,182	3,381	1,735

Total assets	$4,502,299	$(1,658,590)	$1,930,262	$2,530,712	$1,699,915

Floor plan notes payable	$977,548	$—	$—	$560,999	$416,549
Floor plan notes payable — non-trade	691,888	—	90,892	335,621	265,375
Accounts payable	220,538	—	1,633	112,805	106,100
Accrued expenses	201,179	(297,782)	—	99,092	399,869
Current portion of long-term debt	3,414	—	—	3,414	—
Liabilities held for sale	55,820	—	—	17,818	38,002

Total current liabilities	2,150,387	(297,782)	92,525	1,129,749	1,225,895
Long-term debt	846,777	(38,073)	697,324	77,060	110,466
Deferred tax liabilities	217,902	—	—	198,348	19,554
Other long-term liabilities	146,820	—	—	92,613	54,207

Total liabilities	3,361,886	(335,855)	789,849	1,497,770	1,410,122
Total equity	1,140,413	(1,322,735)	1,140,413	1,032,942	289,793

Total liabilities and equity	$4,502,299	$(1,658,590)	$1,930,262	$2,530,712	$1,699,915

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2010

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Cash and cash equivalents	$19,904	$—	$—	$15,411	$4,493
Accounts receivable, net	377,614	(269,021)	269,021	227,307	150,307
Inventories	1,416,567	—	—	865,308	551,259
Other current assets	68,078	—	1,127	32,450	34,501
Assets held for sale	172,860	—	—	137,023	35,837

Total current assets	2,055,023	(269,021)	270,148	1,277,499	776,397
Property and equipment, net	714,548	—	4,957	444,433	265,158
Intangible assets	997,191	—	—	480,689	516,502
Equity method investments	288,406	—	234,214	—	54,192
Other long-term assets	14,664	(1,212,538)	1,222,168	3,080	1,954

Total assets	$4,069,832	$(1,481,559)	$1,731,487	$2,205,701	$1,614,203

Floor plan notes payable	$901,590	$—	$—	$562,581	$339,009
Floor plan notes payable — non-trade	480,665	—	25,000	286,016	169,649
Accounts payable	248,838	—	2,186	85,939	160,713
Accrued expenses	200,266	(269,021)	564	95,567	373,156
Current portion of long-term debt	6,770	—	—	1,265	5,505
Liabilities held for sale	123,600	—	—	90,525	33,075

Total current liabilities	1,961,729	(269,021)	27,750	1,121,893	1,081,107
Long-term debt	769,285	(77,593)	657,884	49,689	139,305
Deferred tax liabilities	178,406	—	—	165,666	12,740
Other long-term liabilities	114,559	—	—	98,515	16,044

Total liabilities	3,023,979	(346,614)	685,634	1,435,763	1,249,196
Total equity	1,045,853	(1,134,945)	1,045,853	769,939	365,006

Total liabilities and equity	$4,069,832	$(1,481,559)	$1,731,487	$2,205,702	$1,614,202

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$11,384,090	$—	$—	$6,737,253	$4,646,837
Cost of sales	9,579,156	—	—	5,617,261	3,961,895

Gross profit	1,804,934	—	—	1,119,992	684,942
Selling, general, and administrative expenses	1,460,151	—	18,978	894,768	546,405
Depreciation	48,648	—	1,369	26,393	20,886

Operating income (loss)	296,135	—	(20,347)	198,831	117,651
Floor plan interest expense	(27,774)	—	(1,364)	(14,134)	(12,276)
Other interest expense	(44,619)	—	(25,464)	(3,276)	(15,879)
Debt discount amortization	(1,718)	—	(1,718)	—	—
Equity in earnings of affiliates	25,451	—	23,044	—	2,407
Equity in earnings of subsidiaries	—	(271,947)	271,947	—	—

Income (loss) from continuing operations before income taxes	247,475	(271,947)	246,098	181,421	91,903
Income taxes	(71,573)	79,091	(71,573)	(52,742)	(26,349)

Income (loss) from continuing operations	175,902	(192,856)	174,525	128,679	65,554
Income (loss) from discontinued operations, net of tax	2,356	(2,356)	2,356	3,116	(760)

Net income (loss)	178,258	(195,212)	176,881	131,795	64,794
Other comprehensive income (loss), net of tax	(24,061)	21,212	(24,061)	(9,574)	(11,638)

Comprehensive Income	154,197	(174,000)	152,820	122,221	53,156

Less: Net income attributable to non-controlling interest	1,377	—	—	—	1,377

Comprehensive income attributable to Penske Automotive Group common stockholders	$152,820	$(174,000)	$152,820	$122,221	$51,779

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$10,194,596	$—	$—	$5,870,976	$4,323,620
Cost of sales	8,566,965	—	—	4,888,885	3,678,080

Gross profit	1,627,631	—	—	982,091	645,540
Selling, general, and administrative expenses	1,325,742	—	17,182	797,942	510,618
Depreciation	46,071	—	1,116	25,160	19,795

Operating income (loss)	255,818	—	(18,298)	158,989	115,127
Floor plan interest expense	(33,336)	—	(576)	(23,247)	(9,513)
Other interest expense	(48,903)	—	(30,237)	(2,220)	(16,446)
Debt discount amortization	(8,637)	—	(8,637)	—	—
Equity in earnings of affiliates	20,569	—	18,367	—	2,202
Gain on debt repurchase	1,634	—	1,634	—	—
Equity in earnings of subsidiaries	—	(223,826)	223,826	—	—

Income (loss) from continuing operations before income taxes	187,145	(223,826)	186,079	133,522	91,370
Income taxes	(63,901)	76,864	(63,901)	(50,843)	(26,021)

Income (loss) from continuing operations	123,244	(146,962)	122,178	82,679	65,349
Income (loss) from discontinued operations, net of tax	(13,897)	13,897	(13,897)	(14,522)	625

Net income (loss)	109,347	(133,065)	108,281	68,157	65,974
Other comprehensive income (loss), net of tax	(10,722)	12,986	(10,722)	5,435	(18,421)

Comprehensive Income	98,625	(120,079)	97,559	73,592	47,553

Less: Net income attributable to non-controlling interest	1,066	—	—	—	1,066

Comprehensive income attributable to Penske Automotive Group common stockholders	$97,559	$(120,079)	$97,559	$73,592	$46,487

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2009

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$8,969,523	$—	$—	$5,060,941	$3,908,582
Cost of sales	7,468,444	—	—	4,178,048	3,290,396

Gross profit	1,501,079	—	—	882,893	618,186
Selling, general, and administrative expenses	1,249,718	—	18,259	744,911	486,548
Depreciation	51,338	—	1,160	30,917	19,261

Operating income (loss)	200,023	—	(19,419)	107,065	112,377
Floor plan interest expense	(33,931)	—	—	(23,638)	(10,293)
Other interest expense	(55,085)	—	(41,036)	(140)	(13,909)
Debt discount amortization	(13,043)	—	(13,043)	—	—
Equity in earnings of affiliates	13,808	—	11,087	—	2,721
Gain on debt repurchase	10,429	—	10,429	—	—
Equity in earnings of subsidiaries	—	(173,724)	173,724	—	—

Income (loss) from continuing operations before income taxes	122,201	(173,724)	121,742	83,287	90,896
Income taxes	(42,644)	60,852	(42,644)	(34,963)	(25,889)

Income (loss) from continuing operations	79,557	(112,872)	79,098	48,324	65,007
Income (loss) from discontinued operations, net of tax	(2,637)	2,637	(2,637)	(353)	(2,284)

Net income (loss)	76,920	(110,235)	76,461	47,971	62,723
Other comprehensive income (loss), net of tax	55,038	(54,999)	55,038	3,785	51,214

Comprehensive Income	131,958	(165,234)	131,499	51,756	113,937

Less: Net income attributable to non-controlling interest	459	—	—	—	459

Comprehensive income attributable to Penske Automotive Group common stockholders	$131,499	$(165,234)	$131,499	$51,756	$113,478

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2011

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$128,200	$(39,449)	$190,907	$(23,258)

Investing activities:
Purchase of property and equipment	(132,779)	(1,280)	(81,361)	(50,138)
Dealership acquisitions, net	(232,106)	—	(230,426)	(1,680)
Other	2,865	—	—	2,865

Net cash from continuing investing activities	(362,020)	(1,280)	(311,787)	(48,953)

Financing activities:
Repayment under U.S. credit agreement term loan	(7,000)	(7,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(87,278)	(87,278)	—	—
Net borrowings (repayments) of long-term debt	162,218	132,000	54,494	(24,276)
Net (repayments) borrowings of floor plan notes payable — non-trade	211,223	65,892	42,055	103,276
Proceeds from exercises of options, including excess tax benefit	3,370	3,370	—	—
Repurchase of common stock	(44,263)	(44,263)	—	—
Dividends	(21,992)	(21,992)	—	—
Distributions from (to) parent	—	—	6,139	(6,139)

Net cash from continuing financing activities	216,278	40,729	102,688	72,861

Net cash from discontinued operations	26,314	—	30,030	(3,716)

Net change in cash and cash equivalents	8,772	—	11,838	(3,066)
Cash and cash equivalents, beginning of period	19,904	—	15,411	4,493

Cash and cash equivalents, end of period	$28,676	$—	$27,249	$1,427

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2010

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$209,516	$133,059	$39,257	$37,200

Investing activities:
Purchase of property and equipment	(75,667)	(66)	(52,325)	(23,276)
Dealership acquisitions, net	(22,232)	—	(22,232)	—
Other	13,822	13,822	—	—

Net cash from continuing investing activities	(84,077)	13,756	(74,557)	(23,276)

Financing activities:
Repayment under U.S. credit agreement term loan	(15,000)	(15,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(156,604)	(156,604)	—	—
Net borrowings (repayments) of long-term debt	(14,369)	—	(8,757)	(5,612)
Net (repayments) borrowings of floor plan notes payable — non-trade	67,032	25,000	47,387	(5,355)
Proceeds from exercises of options, including excess tax benefit	540	540	—	—
Repurchase of common stock	(751)	(751)	—	—
Distributions from (to) parent	—	—	1,365	(1,365)

Net cash from continuing financing activities	(119,152)	(146,815)	39,995	(12,332)

Net cash from discontinued operations	(4,414)	—	(1,415)	(2,999)

Net change in cash and cash equivalents	1,873	—	3,280	(1,407)
Cash and cash equivalents, beginning of period	18,031	—	12,131	5,900

Cash and cash equivalents, end of period	$19,904	$—	$15,411	$4,493

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2009

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$296,996	$42,525	$80,036	$174,435

Investing activities:
Purchase of property and equipment	(88,840)	(240)	(64,947)	(23,653)
Proceeds from sale-leaseback transactions	2,338	—	2,338	—
Dealership acquisitions, net	(8,517)	—	(597)	(7,920)
Other	17,994	11,485	(206)	6,715

Net cash from continuing investing activities	(77,025)	11,245	(63,412)	(24,858)

Financing activities:
Repayment under U.S. credit agreement term loan	(60,000)	(60,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(51,424)	(51,424)	—	—
Net borrowings (repayments) of long-term debt	(17,402)	57,305	(126)	(74,581)
Net (repayments) borrowings of floor plan notes payable — non-trade	(78,652)	—	(7,461)	(71,191)
Proceeds from exercises of options, including excess tax benefit	349	349	—	—
Distributions from (to) parent	—	—	317	(317)

Net cash from continuing financing activities	(207,129)	(53,770)	(7,270)	(146,089)

Net cash from discontinued operations	(10,712)	—	(11,980)	1,268

Net change in cash and cash equivalents	2,130	—	(2,626)	4,756
Cash and cash equivalents, beginning of period	15,901	—	14,757	1,144

Cash and cash equivalents, end of period	$18,031	$—	$12,131	$5,900

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Year	Additions	Deductions, Recoveries, & Other	Balance at End of Year
	(In thousands)
Year Ended December 31, 2011
Allowance for doubtful accounts	$1,808	$1,044	$(693)	$2,159
Tax valuation allowance	7,335	8,831	(4,327)	11,839
Year Ended December 31, 2010
Allowance for doubtful accounts	$1,639	$924	$(755)	$1,808
Tax valuation allowance	6,073	3,213	(1,951)	7,335
Year Ended December 31, 2009
Allowance for doubtful accounts	$2,081	$1,216	$(1,658)	$1,639
Tax valuation allowance	3,378	3,649	(954)	6,073

Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Business Overview and Concentrations

Business Overview and Concentrations

Penske Automotive Group, Inc. through its subsidiaries (the “Company”) is engaged in the sale of new and used motor vehicles and related products and services, including vehicle service, collision repair, and placement of finance and lease contracts, third-party insurance products and other aftermarket products. The Company operates dealerships under franchise agreements with a number of automotive manufacturers and distributors. In accordance with individual franchise agreements, each dealership is subject to certain rights and restrictions typical of the industry. The ability of the manufacturers to influence the operations of the dealerships, or the loss of a significant number of franchise agreements, could have a material impact on the Company’s results of operations, financial position and cash flows. For the year ended December 31, 2011, BMW/MINI franchises accounted for 24% of the Company’s total revenues, Audi/Volkswagen/Bentley accounted for 15%, Toyota/Lexus/Scion franchises accounted for 15%, Honda/Acura franchises accounted for 13%, and Mercedes-Benz/Sprinter/smart accounted for 10%. No other manufacturers’ franchises accounted for more than 10% of our total revenue. At December 31, 2011 and 2010, the Company had receivables from manufacturers of $109,601 and $97,477, respectively. In addition, a large portion of the Company’s contracts in transit, which are included in accounts receivable, are due from manufacturers’ captive finance subsidiaries. Finally, the Company holds a 9.0% limited partnership interest in Penske Truck Leasing Co., L.P. (“PTL”), a leading global transportation services provider.

In 2011, smart USA Distributor, LLC, our wholly owned subsidiary, completed the sale of certain assets and the transfer of certain liabilities relating to the distribution rights, management, sales and marketing activities of smart USA to Daimler Vehicle Innovations LLC, a wholly owned subsidiary of Mercedes-Benz USA. The final aggregate cash purchase price for the assets was $44,611. As a result, smart USA has been treated as a discontinued operation for all periods presented in the accompanying financial statements.

Basis of Presentation

Basis of Presentation

Results for the year ended December 31, 2011 include an $11,046 net income tax benefit reflecting a positive adjustment from the resolution of certain tax items in the U.K. of $17,008 partially offset by a reduction of U.K. deferred tax assets of $5,962. Results for the year ended December 31, 2010 include a $1,634 pre-tax gain relating to the repurchase of $155,658 aggregate principal amount of the Company’s 3.5% senior subordinated convertible notes due 2026 (the “Convertible Notes”). Results for the year ended December 31, 2009 include a $10,429 pre-tax gain relating to the repurchase of $68,740 aggregate principal amount of the Convertible Notes.

The consolidated financial statements include all majority-owned subsidiaries. Investments in affiliated companies, representing an ownership interest in the voting stock of the affiliate of between 20% and 50% or an investment in a limited partnership or a limited liability corporation for which the Company’s investment is more than minor, are stated at the cost of acquisition plus the Company’s equity in undistributed net earnings since acquisition. All intercompany accounts and transactions have been eliminated in consolidation. The Company evaluated subsequent events through August 14, 2012, the date the consolidated financial statements were filed with the SEC.

The consolidated financial statements have been adjusted for entities that have been treated as discontinued operations through June 30, 2012 in accordance with generally accepted accounting principles.

Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accounts requiring the use of significant estimates include accounts receivable, inventories, income taxes, intangible assets and certain reserves.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly-liquid investments that have an original maturity of three months or less at the date of purchase.
Contracts in transit

Contracts in Transit

Contracts in transit represent receivables from unaffiliated finance companies relating to the sale of customers’ installment sales and lease contracts arising in connection with the sale of a vehicle by us. Contracts in transit, included in accounts receivable, net in the Company’s consolidated balance sheets, amounted to $185,642 and $140,009 as of December 31, 2011 and 2010, respectively.

Inventory Valuation

Inventory Valuation

Inventories are stated at the lower of cost or market. Cost for new and used vehicle inventories is determined using the specific identification method. Cost for parts and accessories are based on factory list prices.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over estimated useful lives using the straight-line method. Useful lives for purposes of computing depreciation for assets, other than leasehold improvements, range between 3 and 15 years. Leasehold improvements and equipment under capital lease are depreciated over the shorter of the term of the lease or the estimated useful life of the asset, not to exceed 40 years. The Company changed the useful lives of certain fixed assets during the first quarter of 2010 as part of a review of assumptions related to the expected utilization of those assets by the Company. The Company accounted for the change in useful lives as a change in estimate prospectively effective January 1, 2010, which resulted in a reduction of depreciation expense of $5,638 for the year ended December 31, 2010.

Expenditures relating to recurring repair and maintenance are expensed as incurred. Expenditures that increase the useful life or substantially increase the serviceability of an existing asset are capitalized. When equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet, with any resulting gain or loss being reflected in income.

Income Taxes

Income Taxes

Tax regulations may require items to be included in the Company’s tax return at different times than those items are reflected in its financial statements. Some of the differences are permanent, such as expenses that are not deductible on the Company’s tax return, and some are temporary differences, such as the timing of depreciation expense. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that will be used as a tax deduction or credit in the Company’s tax return in future years which we have already recorded in the Company’s financial statements. Deferred tax liabilities generally represent deductions taken on its tax return that have not yet been recognized as an expense in its financial statements. We establish valuation allowances for the Company’s deferred tax assets if the amount of expected future taxable income is not more likely than not to allow for the use of the deduction or credit.

Intangible Assets

Intangible Assets

The Company’s principal intangible assets relate to its franchise agreements with vehicle manufacturers and distributors, which represent the estimated value of franchises acquired in business combinations, and goodwill, which represents the excess of cost over the fair value of tangible and identified intangible assets acquired in business combinations. The Company believes the franchise values of its dealerships have an indefinite useful life based on the following:

•	Automotive retailing is a mature industry and is based on franchise agreements with the vehicle manufacturers and distributors;

•	There are no known changes or events that would alter the automotive retailing franchise environment;

•	Certain franchise agreement terms are indefinite;

•	Franchise agreements that have limited terms have historically been renewed by us without substantial cost; and

•	The Company’s history shows that manufacturers and distributors have not terminated our franchise agreements.

Impairment Testing

Impairment Testing

Franchise value impairment is assessed as of October 1 every year and upon the occurrence of an indicator of impairment through a comparison of its carrying amount and estimated fair value. An indicator of impairment exists if the carrying value of a franchise exceeds its estimated fair value and an impairment loss may be recognized up to that excess. The fair value of franchise value is determined using a discounted cash flow approach, which includes assumptions that include revenue and profitability growth, franchise profit margins, and the Company’s cost of capital. The Company also evaluates its franchise agreements in connection with the annual impairment testing to determine whether events and circumstances continue to support its assessment that the franchise agreements have an indefinite life.

Goodwill impairment is assessed at the reporting unit level as of October 1 every year and upon the occurrence of an indicator of impairment. The Company has determined that the dealerships in each of its operating segments within the Retail reportable segment are components that are aggregated into four geographical reporting units for the purpose of goodwill impairment testing, as they (A) have similar economic characteristics (all are automotive dealerships having similar margins), (B) offer similar products and services (all sell new and used vehicles, service, parts and third-party finance and insurance products), (C) have similar target markets and customers (generally individuals) and (D) have similar distribution and marketing practices (all distribute products and services through dealership facilities that market to customers in similar fashions). There is no goodwill recorded in the PAG Investments reportable segment. The annual test for impairment begins with a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. If the carrying value is determined to more likely than not exceed its estimated fair value, a two-step impairment testing method would be applied. In the two-step method, the fair value of goodwill is determined using a discounted cash flow approach, which includes assumptions about revenue and profitability growth, franchise profit margins, residual values and the Company’s cost of capital. If an indication of goodwill impairment exists, an analysis reflecting the allocation of the estimated fair value of the reporting unit to all assets and liabilities, including previously unrecognized intangible assets, is performed. The impairment is measured by comparing the implied fair value of the reporting unit goodwill with its carrying amount and an impairment loss may be recognized up to any excess of the carrying value over the implied fair value.

Investments

Investments

We account for each of the Company’s investments under the equity method, pursuant to which the Company records its proportionate share of the investee’s income each period. The net book value of the Company’s investments was $298,640 and $288,406 as of December 31, 2011 and 2010, respectively. Investments for which there is not a liquid, actively traded market are reviewed periodically by management for indicators of impairment. If an indicator of impairment is identified, management estimates the fair value of the investment using a discounted cash flow approach, which includes assumptions relating to revenue and profitability growth, profit margins, residual values and the Company’s cost of capital. Declines in investment values that are deemed to be other than temporary may result in an impairment charge reducing the investments’ carrying value to fair value.

Foreign Currency Translation

Foreign Currency Translation

For all of the Company’s foreign operations, the functional currency is the local currency. The revenue and expense accounts of the Company’s foreign operations are translated into U.S. dollars using the average exchange rates that prevailed during the period. Assets and liabilities of foreign operations are translated into U.S. dollars using period end exchange rates. Cumulative translation adjustments relating to foreign functional currency assets and liabilities are recorded in accumulated other comprehensive income (loss), a separate component of equity.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, debt, floor plan notes payable, and interest rate swaps used to hedge future cash flows. Other than our subordinated notes, the carrying amount of all significant financial instruments approximates fair value due either to length of maturity, the existence of variable interest rates that approximate prevailing market rates, or as a result of mark to market accounting. A summary of the fair value of the subordinated notes, based on quoted, level one market data, follows:

Revenue Recognition

Revenue Recognition

Vehicle, Parts and Service Sales

The Company records revenue when vehicles are delivered and title has passed to the customer, when vehicle service or repair work is completed and when parts are delivered to our customers. Sales promotions that we offer to customers are accounted for as a reduction of revenues at the time of sale. Rebates and other incentives offered directly to us by manufacturers are recognized as a reduction of cost of sales. Reimbursements of qualified advertising expenses are treated as a reduction of selling, general and administrative expenses. The amounts received under certain manufacturer rebate and incentive programs are based on the attainment of program objectives, and such earnings are recognized either upon the sale of the vehicle for which the award was received, or upon attainment of the particular program goals if not associated with individual vehicles.

Finance and Insurance Sales

Subsequent to the sale of a vehicle to a customer, the Company sells its installment sale contracts to various financial institutions on a non-recourse basis (with specified exceptions) to mitigate the risk of default. The Company receives a commission from the lender equal to either the difference between the interest rate charged to the customer and the interest rate set by the financing institution or a flat fee. The Company also receives commissions for facilitating the sale of various third-party insurance products to customers, including credit and life insurance policies and extended service contracts. These commissions are recorded as revenue at the time the customer enters into the contract. In the case of finance contracts, a customer may prepay or fail to pay their contract, thereby terminating the contract. Customers may also terminate extended service contracts and other insurance products, which are fully paid at purchase, and become eligible for refunds of unused premiums. In these circumstances, a portion of the commissions the Company received may be charged back based on the terms of the contracts. The revenue the Company records relating to these transactions is net of an estimate of the amount of chargebacks the Company will be required to pay. The Company’s estimate is based upon the Company’s historical experience with similar contracts, including the impact of refinance and default rates on retail finance contracts and cancellation rates on extended service contracts and other insurance products. Aggregate reserves relating to chargeback activity were $21,037 and $19,317 as of December 31, 2011 and 2010, respectively.

Defined Contribution Plans

Defined Contribution Plans

The Company sponsors a number of defined contribution plans covering a significant majority of the Company’s employees. Company contributions to such plans are discretionary and are based on the level of compensation and contributions by plan participants. The Company suspended its 2009 matching contributions to its U.S. 401(K) plan but reinstated the matching contributions relating to employees’ 2010 contributions. The Company incurred expense of $11,847, $9,426, and $5,932 relating to such plans during the years ended December 31, 2011, 2010, and 2009, respectively.

Advertising

Advertising

Advertising costs are expensed as incurred or when such advertising takes place. The Company incurred net advertising costs of $73,041, $67,712, and $57,407 during the years ended December 31, 2011, 2010, and 2009, respectively. Qualified advertising expenditures reimbursed by manufacturers, which are treated as a reduction of advertising expense, were $10,455, $8,943, and $5,329 during the years ended December 31, 2011, 2010, and 2009, respectively.

Self Insurance

Self Insurance

The Company retains risk relating to certain of our general liability insurance, workers’ compensation insurance, auto physical damage insurance, property insurance, employment practices liability insurance, directors and officers insurance, and employee medical benefits in the U.S. As a result, the Company is likely to be responsible for a significant portion of the claims and losses incurred under these programs. The amount of risk the Company retains varies by program, and, for certain exposures, the Company has pre-determined maximum loss limits for certain individual claims and/or insurance periods. Losses, if any, above such pre-determined loss limits are paid by third-party insurance carriers. The Company’s estimate of future losses is prepared by management using the Company’s historical loss experience and industry-based development factors. Aggregate reserves relating to retained risk were $25,884 and $22,778 as of December 31, 2011 and 2010, respectively. Changes in the reserve estimate during 2011 relate primarily to current year activity in the Company’s general liability and workers compensation programs.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, including outstanding unvested restricted stock awards which contain rights to non-forfeitable dividends. Diluted earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, adjusted for the dilutive effect of stock options. A reconciliation of the number of shares used in the calculation of basic and diluted earnings per share for the years ended December 31, 2011, 2010, and 2009 follows:

There were no anti-dilutive stock options outstanding during the years ended December 31, 2011, 2010 or 2009. In addition, the Company has senior subordinated convertible notes outstanding which, under certain circumstances discussed in Note 9, may be converted to voting common stock. As of December 31, 2011, 2010, and 2009, no shares related to the senior subordinated convertible notes were included in the calculation of diluted earnings per share because the effect of such securities was anti-dilutive.

Hedging

Hedging

Generally accepted accounting principles relating to derivative instruments and hedging activities require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. These accounting principles also define requirements for designation and documentation of hedging relationships, as well as ongoing effectiveness assessments, which must be met in order to qualify for hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value are recorded in earnings immediately. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item are recorded in earnings. If the derivative is designated in a cash-flow hedge, effective changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss), a separate component of equity, and recorded in the income statement only when the hedged item affects earnings. Changes in the fair value of the derivative attributable to hedge ineffectiveness are recorded in earnings immediately.

Stock-Based Compensation

Stock-Based Compensation

Generally accepted accounting principles relating to share-based payments require the Company to record compensation expense for all awards based on their grant-date fair value. The Company’s share-based payments have generally been in the form of “non-vested shares,” the fair value of which are measured as if they were vested and issued on the grant date.

New Accounting Pronouncements

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, Presentation of Comprehensive Income, which requires the presentation of components of other comprehensive income with the components of net income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company retrospectively applied this guidance for all periods presented within this Form 8-K, with no material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, amending the guidance on goodwill impairment testing. This update permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. This is intended to reduce the cost and complexity of the annual impairment test and is considered a preliminary step in determining whether it is necessary to calculate a fair value for a reporting unit. The Company elected to early adopt the provisions of this update by preparing a qualitative assessment for the period ending December 31, 2011. The adoption of this update had no impact on the Company’s consolidated financial position or results of operations.

Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Summary of fair value of subordinated notes

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
7.75% senior subordinated notes due 2016	$375,000	$385,313	$375,000	$380,063
3.5% senior subordinated convertible notes due 2026	63,324	61,029	148,884	150,602

A reconciliation of the number of shares used in the calculation of basic and diluted earning per share

	Year Ended December 31,
	2011	2010	2009
Weighted average number of common shares outstanding	91,154	92,018	91,557
Effect of non-participatory equity compensation	120	73	96

Weighted average number of common shares outstanding, including effect of dilutive securities	91,274	92,091	91,653

Equity Method Investees (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investees [Abstract]
Equity method investment statement of operation and financial position

	Year Ended December 31,
	2011	2010	2009
Revenues	$5,970,595	$4,531,588	$4,748,082
Gross margin	1,802,301	1,749,504	1,794,563
Net income	255,145	198,793	138,504
Equity in net income of affiliates	25,451	20,569	13,808

	December 31,
	2011	2010
Current assets	$1,159,066	$933,160
Noncurrent assets	7,228,052	6,135,749

Total assets	$8,387,118	$7,068,909

Current liabilities	$916,344	$830,616
Noncurrent liabilities	6,330,666	5,233,973
Equity	1,140,108	1,004,320

Total liabilities and equity	$8,387,118	$7,068,909

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Summary of the aggregate consideration paid and the aggregate amounts of the assets acquired and liabilities assumed

	December 31,
	2011	2010
Accounts receivable	$953	$—
Inventory	61,247	11,520
Other current assets	—	45
Property and equipment	40,190	4,932
Goodwill	107,498	8,274
Franchise value	29,491
Other assets	628
Current liabilities	(6,190)	(279)

Total consideration	233,817	24,492
Seller financed/assumed debt	(1,711)	(2,260)

Cash used in dealership acquisitions	$232,106	$22,232

Summary of unaudited consolidated pro forma results of operations

	Year Ended December 31,
	2011	2010
Revenues	$11,583,093	$10,714,528
Income from continuing operations	178,401	128,855
Net income	179,380	113,892
Income from continuing operations per diluted common share	$1.94	$1.39
Net income per diluted common share	$1.97	$1.24

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Combined income statement information regarding dealerships accounted for as discontinued operations

	Year Ended December 31,
	2011	2010	2009
Revenues	$485,450	$539,817	$588,577
Pre-tax (loss) income	803	(17,831)	5,834
Gain (loss) on disposal	3,313	(3,955)	(9,199)

Balance Sheet information regarding entities accounted for as discontinued operations

	2011	2010
Inventory	$48,203	$107,659
Other assets	32,919	65,201

Total assets	81,122	172,860

Floor plan	44,869	96,460
Other liabilities	10,951	27,140

Total liabilities	55,820	123,600

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories Net

	December 31,
	2011	2010
New vehicles	$1,051,120	$988,651
Used vehicles	441,655	354,902
Parts, accessories and other	79,793	73,014

Total inventories	$1,572,568	$1,416,567

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

	December 31,
	2011	2010
Buildings and leasehold improvements	$822,122	$680,879
Furniture, fixtures and equipment	349,750	316,749

Total	1,171,872	997,628
Less: Accumulated depreciation	(315,198)	(283,080)

Property and equipment, net	$856,674	$714,548

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Summary of the changes in the carrying amount of goodwill and franchise value

	Goodwill	Franchise Value
Balance — December 31, 2009	$794,442	$201,451
Additions	16,177	557
Foreign currency translation	(12,871)	(2,565)

Balance — December 31, 2010	797,748	199,443
Additions	107,498	29,491
Foreign currency translation	(1,525)	(474)

Balance — December 31, 2011	$903,721	$228,460

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long Term Debt

	December 31,
	2011	2010
U.S. credit agreement — revolving credit line	$132,000	$—
U.S. credit agreement — term loan	127,000	134,000
U.K. credit agreement — revolving credit line	59,060	54,597
U.K. credit agreement — term loan	—	5,505
U.K. credit agreement — overdraft line of credit	13,333	7,116
7.75% senior subordinated notes due 2016	375,000	375,000
3.5% senior subordinated convertible notes due 2026, net of debt discount	63,324	148,884
Mortgage facilities	75,684	46,052
Other	4,790	4,901

Total long-term debt	$850,191	$776,055
Less: current portion	(3,414)	(6,770)

Net long-term debt	$846,777	$769,285

Scheduled maturities of long-term debt of next five years and thereafter

2012	$3,414
2013	3,545
2014	261,541
2015	114,728
2016	441,764
2017 and thereafter	25,199

Total long-term debt reported	$850,191

Liability and equity components related to the Convertible Notes

	December 31,
	2011	2010
Carrying amount of the equity component	$36,936	$36,936

Principal amount of the liability component	$63,324	$150,602
Unamortized debt discount	—	1,718

Net carrying amount of the liability component	$63,324	$148,884

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Minimum future rental payments required under operating leases

2012	$175,388
2013	173,006
2014	171,647
2015	168,799
2016	168,231
2017 and thereafter	3,814,189

$4,671,260

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Company's automotive joint venture relationships

Location	Dealerships	Ownership Interest
Fairfield, Connecticut	Audi, Mercedes-Benz, Sprinter, Porsche, smart	86.56	%(A) (B)
Las Vegas, Nevada	Ferrari, Maserati	50.00	%(C)
Frankfurt, Germany	Lexus, Toyota	50.00	%(C)
Aachen, Germany	Audi, Lexus, Skoda, Toyota, Volkswagen	50.00	%(C)

(A)	An entity controlled by one of our directors, Lucio A. Noto (the “Investor”), owns a 13.44% interest in this joint venture which entitles the Investor to 20% of the joint venture’s operating profits. In addition, the Investor has an option to purchase up to a 20% interest in the joint venture for specified amounts.
(B)	Entity is consolidated in our financial statements.
(C)	Entity is accounted for using the equity method of accounting.

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary of the status of restricted stock

	Shares	Weighted Average Grant-Date Fair Value	Intrinsic Value
December 31, 2010	755	$16.52	$13,160
Granted	392	18.37
Vested	(238)	18.61
Forfeited	(45)	16.04

December 31, 2011	864	$16.81	$14,517

Summary of stock option activity

	2011		2010		2009
Stock Options	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	236	$9.82	291	$9.29	324	$9.01
Granted	—	—	—	—	—	—
Exercised	236	9.82	55	6.99	33	6.65
Forfeited	—	—	—	—	—	—

Options outstanding at end of year	—	$—	236	$9.82	291	$9.29

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income taxes relating to income from continuing operations

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$15,803	$6,334	$(29,904)
State and local	3,652	2,307	818
Foreign	4,931	27,546	25,448

Total current	24,386	36,187	(3,638)

Deferred:
Federal	34,237	21,355	37,646
State and local	863	5,455	7,549
Foreign	12,087	904	1,087

Total deferred	47,187	27,714	46,282

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

Income loss from continuing operations from federal statutory rate

	Year Ended December 31,
	2011	2010	2009
Income taxes relating to continuing operations at federal statutory rate of 35%	$86,621	$64,799	$42,914
State and local income taxes, net of federal taxes	1,883	5,991	5,650
Foreign	(947)	(6,021)	(7,115)
Uncertain tax positions	(16,061)	—	—
Other	77	(868)	1,195

Income taxes relating to continuing operations	$71,573	$63,901	$42,644

Summary of deferred tax assets and liabilities

	2011	2010
Deferred Tax Assets
Accrued liabilities	$51,323	$46,562
Net operating loss carryforwards	12,133	23,164
Interest rate swap	6,215	297
Other	7,027	2,787

Total deferred tax assets	76,698	72,810
Valuation allowance	(11,839)	(7,335)

Net deferred tax assets	64,859	65,475

Deferred Tax Liabilities
Depreciation and amortization	(121,723)	(94,742)
Partnership investments	(109,460)	(104,527)
Convertible notes	(21,335)	(17,454)
Other	(3,357)	(2,421)

Total deferred tax liabilities	(255,875)	(219,144)

Net deferred tax liabilities	$(191,016)	$(153,669)

Summary of movement in uncertain tax positions

	2011	2010	2009
Uncertain tax positions — January 1	$36,097	$36,887	$32,901
Gross increase — tax position in prior periods	679	1,493	2,411
Gross decrease — tax position in prior periods	(19,077)	(288)	(165)
Gross increase — current period tax position	17	—	—
Settlements	(2,201)	(125)	—
Lapse in statute of limitations	(541)	(756)	(1,227)
Foreign exchange	(116)	(1,114)	2,967

Uncertain tax positions — December 31	$14,858	$36,097	$36,887

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Revenues and adjusted segment income by reportable segment

	Retail	PAG Investments	Total
Revenues
2011	$11,384,090	$—	$11,384,090
2010	10,194,596	—	10,194,596
2009	8,969,523	—	8,969,523
Floor plan interest expense
2011	$27,774	$—	$27,774
2010	33,336	—	33,336
2009	33,931	—	33,931
Other interest expense
2011	$44,619	$—	$44,619
2010	48,903	—	48,903
2009	55,085	—	55,085
Debt discount amortization
2011	$1,718	$—	$1,718
2010	8,637	—	8,637
2009	13,043	—	13,043
Depreciation
2011	$48,648	$—	$48,648
2010	46,071	—	46,071
2009	51,338	—	51,338
Equity in earnings of affiliates
2011	$2,196	$23,255	$25,451
2010	2,577	17,992	20,569
2009	2,617	11,191	13,808
Adjusted segment income
2011	$224,220	$23,255	$247,475
2010	167,519	17,992	185,511
2009	100,581	11,191	111,772

Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes

	Year Ended December 31,
	2011	2010	2009
Adjusted segment income	$247,475	$185,511	$111,772
Gain on debt repurchase	—	1,634	10,429

Income (loss) from continuing operations before income taxes	$247,475	$187,145	$122,201

Total assets, equity method investments, and capital expenditures by reporting segment

	Retail	PAG Investments	Total
Total assets
2011	$4,253,570	$248,729	$4,502,299
2010	3,833,530	236,302	4,069,832
Equity method investments
2011	$49,911	$248,729	$298,640
2010	52,104	236,302	288,406
Capital expenditures
2011	$132,779	$—	$132,779
2010	75,667	—	75,667
2009	88,840	—	88,840

Table presents certain data by geographic area

	Year Ended December 31,
	2011	2010	2009
Sales to external customers:
U.S.	$7,243,649	$6,407,321	$5,503,857
Foreign	4,140,441	3,787,275	3,465,666

Total sales to external customers	$11,384,090	$10,194,596	$8,969,523

Long-lived assets, net:
U.S.	$844,846	$737,882
Foreign	323,958	279,736

Total long-lived assets	$1,168,804	$1,017,618

Summary of Quarterly Financial Data (Unaudited) Tables	12 Months Ended
Dec. 31, 2011
Summary of Quarterly Financial Data (Unaudited) [Abstract]
Summary of Quarterly Financial Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011(1)(2)
Total revenues	$2,738,133	$2,829,986	$2,898,441	$2,917,530
Gross profit	437,461	455,960	460,763	450,750
Net income	33,997	40,059	56,045	48,157
Net income attributable to Penske Automotive Group common stockholders	33,927	39,560	55,707	47,687
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.37	$0.43	$0.61	$0.53

2010(1)(2)(3)
Total revenues	$2,390,036	$2,556,599	$2,618,886	$2,629,075
Gross profit	395,045	409,236	411,931	411,419
Net income	20,332	29,684	30,260	29,071
Net income attributable to Penske Automotive Group common stockholders	20,354	29,441	29,977	28,509
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$0.22	$0.32	$0.33	$0.31

(1)	As discussed in Note 4, the Company has treated the operations of certain entities as discontinued operations. The results for all periods have been adjusted to reflect such treatment.
(2)	Per share amounts are calculated independently for each of the quarters presented. The sum of the quarters may not equal the full year per share amounts due to rounding.
(3)	Results for the year ended December 31, 2010 include first, second, and third quarter pre-tax gains of $605, $422, and $607, respectively, relating to the repurchase of $155,658 aggregate principal amount of the Convertible Notes.

Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information [Abstract]
CONDENSED CONSOLIDATING BALANCE SHEET

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Cash and cash equivalents	$28,676	$—	$—	$27,249	$1,427
Accounts receivable, net	438,769	(297,782)	305,386	281,689	149,476
Inventories	1,572,568	—	—	894,246	678,322
Other current assets	80,179	—	2,306	40,321	37,552
Assets held for sale	81,122	—	—	36,642	44,480

Total current assets	2,201,314	(297,782)	307,692	1,280,147	911,257
Property and equipment, net	856,674	—	6,730	547,731	302,213
Intangible assets	1,132,181	—	—	699,453	432,728
Equity method investments	298,640	—	246,658	—	51,982
Other long-term assets	13,490	(1,360,808)	1,369,182	3,381	1,735

Total assets	$4,502,299	$(1,658,590)	$1,930,262	$2,530,712	$1,699,915

Floor plan notes payable	$977,548	$—	$—	$560,999	$416,549
Floor plan notes payable — non-trade	691,888	—	90,892	335,621	265,375
Accounts payable	220,538	—	1,633	112,805	106,100
Accrued expenses	201,179	(297,782)	—	99,092	399,869
Current portion of long-term debt	3,414	—	—	3,414	—
Liabilities held for sale	55,820	—	—	17,818	38,002

Total current liabilities	2,150,387	(297,782)	92,525	1,129,749	1,225,895
Long-term debt	846,777	(38,073)	697,324	77,060	110,466
Deferred tax liabilities	217,902	—	—	198,348	19,554
Other long-term liabilities	146,820	—	—	92,613	54,207

Total liabilities	3,361,886	(335,855)	789,849	1,497,770	1,410,122
Total equity	1,140,413	(1,322,735)	1,140,413	1,032,942	289,793

Total liabilities and equity	$4,502,299	$(1,658,590)	$1,930,262	$2,530,712	$1,699,915

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2010

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Cash and cash equivalents	$19,904	$—	$—	$15,411	$4,493
Accounts receivable, net	377,614	(269,021)	269,021	227,307	150,307
Inventories	1,416,567	—	—	865,308	551,259
Other current assets	68,078	—	1,127	32,450	34,501
Assets held for sale	172,860	—	—	137,023	35,837

Total current assets	2,055,023	(269,021)	270,148	1,277,499	776,397
Property and equipment, net	714,548	—	4,957	444,433	265,158
Intangible assets	997,191	—	—	480,689	516,502
Equity method investments	288,406	—	234,214	—	54,192
Other long-term assets	14,664	(1,212,538)	1,222,168	3,080	1,954

Total assets	$4,069,832	$(1,481,559)	$1,731,487	$2,205,701	$1,614,203

Floor plan notes payable	$901,590	$—	$—	$562,581	$339,009
Floor plan notes payable — non-trade	480,665	—	25,000	286,016	169,649
Accounts payable	248,838	—	2,186	85,939	160,713
Accrued expenses	200,266	(269,021)	564	95,567	373,156
Current portion of long-term debt	6,770	—	—	1,265	5,505
Liabilities held for sale	123,600	—	—	90,525	33,075

Total current liabilities	1,961,729	(269,021)	27,750	1,121,893	1,081,107
Long-term debt	769,285	(77,593)	657,884	49,689	139,305
Deferred tax liabilities	178,406	—	—	165,666	12,740
Other long-term liabilities	114,559	—	—	98,515	16,044

Total liabilities	3,023,979	(346,614)	685,634	1,435,763	1,249,196
Total equity	1,045,853	(1,134,945)	1,045,853	769,939	365,006

Total liabilities and equity	$4,069,832	$(1,481,559)	$1,731,487	$2,205,702	$1,614,202

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$11,384,090	$—	$—	$6,737,253	$4,646,837
Cost of sales	9,579,156	—	—	5,617,261	3,961,895

Gross profit	1,804,934	—	—	1,119,992	684,942
Selling, general, and administrative expenses	1,460,151	—	18,978	894,768	546,405
Depreciation	48,648	—	1,369	26,393	20,886

Operating income (loss)	296,135	—	(20,347)	198,831	117,651
Floor plan interest expense	(27,774)	—	(1,364)	(14,134)	(12,276)
Other interest expense	(44,619)	—	(25,464)	(3,276)	(15,879)
Debt discount amortization	(1,718)	—	(1,718)	—	—
Equity in earnings of affiliates	25,451	—	23,044	—	2,407
Equity in earnings of subsidiaries	—	(271,947)	271,947	—	—

Income (loss) from continuing operations before income taxes	247,475	(271,947)	246,098	181,421	91,903
Income taxes	(71,573)	79,091	(71,573)	(52,742)	(26,349)

Income (loss) from continuing operations	175,902	(192,856)	174,525	128,679	65,554
Income (loss) from discontinued operations, net of tax	2,356	(2,356)	2,356	3,116	(760)

Net income (loss)	178,258	(195,212)	176,881	131,795	64,794
Other comprehensive income (loss), net of tax	(24,061)	21,212	(24,061)	(9,574)	(11,638)

Comprehensive Income	154,197	(174,000)	152,820	122,221	53,156

Less: Net income attributable to non-controlling interest	1,377	—	—	—	1,377

Comprehensive income attributable to Penske Automotive Group common stockholders	$152,820	$(174,000)	$152,820	$122,221	$51,779

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$10,194,596	$—	$—	$5,870,976	$4,323,620
Cost of sales	8,566,965	—	—	4,888,885	3,678,080

Gross profit	1,627,631	—	—	982,091	645,540
Selling, general, and administrative expenses	1,325,742	—	17,182	797,942	510,618
Depreciation	46,071	—	1,116	25,160	19,795

Operating income (loss)	255,818	—	(18,298)	158,989	115,127
Floor plan interest expense	(33,336)	—	(576)	(23,247)	(9,513)
Other interest expense	(48,903)	—	(30,237)	(2,220)	(16,446)
Debt discount amortization	(8,637)	—	(8,637)	—	—
Equity in earnings of affiliates	20,569	—	18,367	—	2,202
Gain on debt repurchase	1,634	—	1,634	—	—
Equity in earnings of subsidiaries	—	(223,826)	223,826	—	—

Income (loss) from continuing operations before income taxes	187,145	(223,826)	186,079	133,522	91,370
Income taxes	(63,901)	76,864	(63,901)	(50,843)	(26,021)

Income (loss) from continuing operations	123,244	(146,962)	122,178	82,679	65,349
Income (loss) from discontinued operations, net of tax	(13,897)	13,897	(13,897)	(14,522)	625

Net income (loss)	109,347	(133,065)	108,281	68,157	65,974
Other comprehensive income (loss), net of tax	(10,722)	12,986	(10,722)	5,435	(18,421)

Comprehensive Income	98,625	(120,079)	97,559	73,592	47,553

Less: Net income attributable to non-controlling interest	1,066	—	—	—	1,066

Comprehensive income attributable to Penske Automotive Group common stockholders	$97,559	$(120,079)	$97,559	$73,592	$46,487

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2009

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$8,969,523	$—	$—	$5,060,941	$3,908,582
Cost of sales	7,468,444	—	—	4,178,048	3,290,396

Gross profit	1,501,079	—	—	882,893	618,186
Selling, general, and administrative expenses	1,249,718	—	18,259	744,911	486,548
Depreciation	51,338	—	1,160	30,917	19,261

Operating income (loss)	200,023	—	(19,419)	107,065	112,377
Floor plan interest expense	(33,931)	—	—	(23,638)	(10,293)
Other interest expense	(55,085)	—	(41,036)	(140)	(13,909)
Debt discount amortization	(13,043)	—	(13,043)	—	—
Equity in earnings of affiliates	13,808	—	11,087	—	2,721
Gain on debt repurchase	10,429	—	10,429	—	—
Equity in earnings of subsidiaries	—	(173,724)	173,724	—	—

Income (loss) from continuing operations before income taxes	122,201	(173,724)	121,742	83,287	90,896
Income taxes	(42,644)	60,852	(42,644)	(34,963)	(25,889)

Income (loss) from continuing operations	79,557	(112,872)	79,098	48,324	65,007
Income (loss) from discontinued operations, net of tax	(2,637)	2,637	(2,637)	(353)	(2,284)

Net income (loss)	76,920	(110,235)	76,461	47,971	62,723
Other comprehensive income (loss), net of tax	55,038	(54,999)	55,038	3,785	51,214

Comprehensive Income	131,958	(165,234)	131,499	51,756	113,937

Less: Net income attributable to non-controlling interest	459	—	—	—	459

Comprehensive income attributable to Penske Automotive Group common stockholders	$131,499	$(165,234)	$131,499	$51,756	$113,478

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2011

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$128,200	$(39,449)	$190,907	$(23,258)

Investing activities:
Purchase of property and equipment	(132,779)	(1,280)	(81,361)	(50,138)
Dealership acquisitions, net	(232,106)	—	(230,426)	(1,680)
Other	2,865	—	—	2,865

Net cash from continuing investing activities	(362,020)	(1,280)	(311,787)	(48,953)

Financing activities:
Repayment under U.S. credit agreement term loan	(7,000)	(7,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(87,278)	(87,278)	—	—
Net borrowings (repayments) of long-term debt	162,218	132,000	54,494	(24,276)
Net (repayments) borrowings of floor plan notes payable — non-trade	211,223	65,892	42,055	103,276
Proceeds from exercises of options, including excess tax benefit	3,370	3,370	—	—
Repurchase of common stock	(44,263)	(44,263)	—	—
Dividends	(21,992)	(21,992)	—	—
Distributions from (to) parent	—	—	6,139	(6,139)

Net cash from continuing financing activities	216,278	40,729	102,688	72,861

Net cash from discontinued operations	26,314	—	30,030	(3,716)

Net change in cash and cash equivalents	8,772	—	11,838	(3,066)
Cash and cash equivalents, beginning of period	19,904	—	15,411	4,493

Cash and cash equivalents, end of period	$28,676	$—	$27,249	$1,427

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2010

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$209,516	$133,059	$39,257	$37,200

Investing activities:
Purchase of property and equipment	(75,667)	(66)	(52,325)	(23,276)
Dealership acquisitions, net	(22,232)	—	(22,232)	—
Other	13,822	13,822	—	—

Net cash from continuing investing activities	(84,077)	13,756	(74,557)	(23,276)

Financing activities:
Repayment under U.S. credit agreement term loan	(15,000)	(15,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(156,604)	(156,604)	—	—
Net borrowings (repayments) of long-term debt	(14,369)	—	(8,757)	(5,612)
Net (repayments) borrowings of floor plan notes payable — non-trade	67,032	25,000	47,387	(5,355)
Proceeds from exercises of options, including excess tax benefit	540	540	—	—
Repurchase of common stock	(751)	(751)	—	—
Distributions from (to) parent	—	—	1,365	(1,365)

Net cash from continuing financing activities	(119,152)	(146,815)	39,995	(12,332)

Net cash from discontinued operations	(4,414)	—	(1,415)	(2,999)

Net change in cash and cash equivalents	1,873	—	3,280	(1,407)
Cash and cash equivalents, beginning of period	18,031	—	12,131	5,900

Cash and cash equivalents, end of period	$19,904	$—	$15,411	$4,493

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2009

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$296,996	$42,525	$80,036	$174,435

Investing activities:
Purchase of property and equipment	(88,840)	(240)	(64,947)	(23,653)
Proceeds from sale-leaseback transactions	2,338	—	2,338	—
Dealership acquisitions, net	(8,517)	—	(597)	(7,920)
Other	17,994	11,485	(206)	6,715

Net cash from continuing investing activities	(77,025)	11,245	(63,412)	(24,858)

Financing activities:
Repayment under U.S. credit agreement term loan	(60,000)	(60,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(51,424)	(51,424)	—	—
Net borrowings (repayments) of long-term debt	(17,402)	57,305	(126)	(74,581)
Net (repayments) borrowings of floor plan notes payable — non-trade	(78,652)	—	(7,461)	(71,191)
Proceeds from exercises of options, including excess tax benefit	349	349	—	—
Distributions from (to) parent	—	—	317	(317)

Net cash from continuing financing activities	(207,129)	(53,770)	(7,270)	(146,089)

Net cash from discontinued operations	(10,712)	—	(11,980)	1,268

Net change in cash and cash equivalents	2,130	—	(2,626)	4,756
Cash and cash equivalents, beginning of period	15,901	—	14,757	1,144

Cash and cash equivalents, end of period	$18,031	$—	$12,131	$5,900

Organization and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of fair value of subordinated notes
Net carrying amount of the liability component	$ 850,191	$ 776,055
7.75% senior subordinated notes due 2016 [Member]
Summary of fair value of subordinated notes
Net carrying amount of the liability component	375,000	375,000
Net fair amount of the liability component	385,313	380,063
3.5% senior subordinated convertible notes due 2026 [Member]
Summary of fair value of subordinated notes
Net carrying amount of the liability component	63,324	148,884
Net fair amount of the liability component	$ 61,029	$ 150,602

Organization and Summary of Significant Accounting Policies (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
A reconciliation of the number of shares used in the calculation of basic and diluted earning per share
Weighted average number of common shares outstanding	91,154	92,018	91,557
Effect of non-participatory equity compensation	120	73	96
Weighted average number of common shares outstanding, including effect of dilutive securities	91,274	92,091	91,653

Organization and Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 ReportingUnit	Dec. 31, 2009
Gains (Losses) on Extinguishment of Debt [Abstract]
Gain on debt repurchase		$ 1,634	$ 10,429
Senior subordinated convertible notes due 2026, interest rate	3.50%	3.50%	3.50%
Organization and Summary of Significant Accounting Policies (Textual) [Abstract]
Minimum percentage of sales revenue	10.00%
Receivables from manufacturer	109,601	97,477
Limited partnership interest in Penske Truck Leasing Co.	9.00%
Aggregate Cash Purchase Price For Assets Former Subsidiary	44,611
Foreign Income Tax Expense (Benefit) Other	(11,046)
Foreign Income Tax Expense (Benefit) Other Adjustment	(17,008)
Foreign Income Tax Expense (Benefit) Other Deferred	5,962
Ownership interest in voting stock of affiliated companies, Minimum	20.00%
Ownership interest in voting stock of affiliated companies, Maximum	50.00%
Cash and cash equivalents with original maturity	3 months
Contracts in Transit in consolidated balance sheet	185,642	140,009
Useful lives of assets other than leasehold improvements, Minimum	3
Useful lives of assets other than leasehold improvements, Maximum	15
Estimated useful life of the asset	40 years
Reduction of depreciation expense		(5,638)
Number of geographical reporting units		4
Net book value, Investments	298,640	288,406
Aggregate reserves relating to chargeback activity	21,037	19,317
Defined Contribution Plan, Cost Recognized	11,847	9,426	5,932
Advertising Expense	73,041	67,712	57,407
Reimbursement of advertising expense	10,455	8,943	5,329
Fair Value, Concentration of Risk, Retained Interest	25,884	22,778
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares related to senior subordinated convertible notes included in calculation of diluted earnings per share	0	0	0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares relating to senior subordinated convertible notes	0	0	0
3.5% senior subordinated convertible notes due 2026 [Member]
Gains (Losses) on Extinguishment of Debt [Abstract]
Gain on debt repurchase		1,634	10,429
Face value of 3.5% senior subordinated convertible notes repurchased		$ 155,658	$ 68,740
Senior subordinated convertible notes due 2026, interest rate	3.50%	3.50%
BMW/MINI [Member]
Franchisor Percentage
Percentage of total revenues	24.00%
Audi/Volkswagen/Bentley [Member]
Franchisor Percentage
Percentage of total revenues	15.00%
Toyota/Lexus/Scion [Member]
Franchisor Percentage
Percentage of total revenues	15.00%
Honda/Acura [Member]
Franchisor Percentage
Percentage of total revenues	13.00%
Mercedes-Benz/Sprinter/smart [Member]
Franchisor Percentage
Percentage of total revenues	10.00%
Other Franchised Units [Member]
Franchisor Percentage
Percentage of total revenues	0.00%

Equity Method Investees (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed income statement information:
Revenues	$ 5,970,595	$ 4,531,588	$ 4,748,082
Gross margin	1,802,301	1,749,504	1,794,563
Net income	255,145	198,793	138,504
Equity in net income of affiliates	25,451	20,569	13,808
Condensed balance sheet information:
Current assets	1,159,066	933,160
Noncurrent assets	7,228,052	6,135,749
Total assets	8,387,118	7,068,909
Current liabilities	916,344	830,616
Noncurrent liabilities	6,330,666	5,233,973
Equity	1,140,108	1,004,320
Total liabilities and equity	$ 8,387,118	$ 7,068,909

Equity Method Investees (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2012 Franchise	Dec. 31, 2010	Dec. 31, 2011 Franchise	Dec. 31, 2010 Franchise	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 288,406	$ 298,640	$ 288,406
Number of franchises acquired	14		7	5
Equity Method Investees (Textual) [Abstract]
Limited partnership interest in Penske Truck Leasing Co.			9.00%
Ownership percentage of joint venture exchanged		50.00%		50.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles		13,331		13,331
Investment		14,616			7,865
Pre tax gain on investment		5,295			581
Jacobs Group [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Nix Group [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Penske Wynn Ferrari Maserati [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Max Cycles [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			50.00%
Innovative Media [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			45.00%
QEK Global Solutions [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			22.50%
Fleetwash LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage of Equity Method Investment			7.00%
BMW [Member]
Schedule of Equity Method Investments [Line Items]
Number of franchises acquired				3
All Investees [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		59,097	58,386	59,097
Penske Truck Leasing Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 229,309	$ 240,254	$ 229,309

Business Combinations (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Accounts receivable		$ 953
Inventory		61,247	11,520
Other current assets			45
Property and equipment		40,190	4,932
Goodwill		107,498	8,274
Franchise value		29,491
Other assets		628
Current liabilities		(6,190)	(279)
Total consideration	83,000	233,817	24,492
Seller financed/assumed debt		(1,711)	(2,260)
Cash used in dealership acquisitions		$ 232,106	$ 22,232

Business Combinations (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of unaudited consolidated pro forma results of operations
Revenues	$ 11,583,093	$ 10,714,528
Income from continuing operations	178,401	128,855
Net income	$ 179,380	$ 113,892
Income from continuing operations per diluted common share	$ 1.94	$ 1.39
Net income per diluted common share	$ 1.97	$ 1.24

Business Combinations (Details) (Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012 Franchise	Dec. 31, 2011 Franchise	Dec. 31, 2010 Franchise
Business Combinations (Textual) [Abstract]
Number of franchises acquired	14	7	5
Purchase price for acquired franchises	$ 83,000	$ 233,817	$ 24,492
Ownership percentage of joint venture exchanged			50.00%
Ownership percentage in franchises acquired by exchange of joint venture ownership			100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles			$ 13,331

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Combined financial information regarding entities accounted for as discontinued operations
Revenues	$ 485,450	$ 539,817	$ 588,577
Pre-tax (loss) income	803	(17,831)	5,834
Gain (loss) on disposal	$ 3,313	$ (3,955)	$ (9,199)

Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet information regarding entities accounted for as discontinued operations
Inventories	$ 48,203	$ 107,659
Other assets	32,919	65,201
Total assets	81,122	172,860
Floor plan	44,869	96,460
Other liabilities	10,951	27,140
Total liabilities	$ 55,820	$ 123,600

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories Net
Total inventories	$ 1,572,568	$ 1,416,567
New vehicle [Member]
Inventories Net
Total inventories	1,051,120	988,651
Used vehicle [Member]
Inventories Net
Total inventories	441,655	354,902
Parts accessories and other [Member]
Inventories Net
Total inventories	$ 79,793	$ 73,014

Inventories (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories (Textual) [Abstract]
Interest credits and advertising assistance	$ 28,624	$ 25,644	$ 29,439

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Buildings and leasehold improvements	$ 822,122	$ 680,879
Furniture, fixtures and equipment	349,750	316,749
Total	1,171,872	997,628
Less: Accumulated depreciation	(315,198)	(283,080)
Property and equipment, net	$ 856,674	$ 714,548

Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Abstract]
Capitalized interest is included in buildings and leasehold improvements	$ 27,500	$ 27,600

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the changes in the carrying amount of goodwill and franchise value
Goodwill, Beginning Balance	$ 797,748	$ 794,442
Goodwill, additions	107,498	16,177
Goodwill, foreign currency translation	(1,525)	(12,871)
Goodwill, Ending Balance	903,721	797,748
Franchise value, Beginning Balance	199,443	201,451
Franchise value, Additions	29,491	557
Franchise value, foreign currency translation	(474)	(2,565)
Franchise value, Ending Balance	$ 228,460	$ 199,443

Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangible Assets [Abstract]
Impairment charges of intangible assets	$ 0	$ 0	$ 0
Goodwill, Impaired, Accumulated Impairment Loss				606,349
Indefinite Lived Intangibles, Impaired, Accumulated Impairment Loss				$ 37,110

Floor Plans Notes Payable - Trade and Non -Trade (Details Textual)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Floor Plans Notes Payable - Trade and Non Trade (Textual) [Abstract]
Maturity period of floor plan arrangements outside the U.S. if not payable on demand	90 days or less
Floor plan borrowings interest rate including the effect of the interest rate swap	1.90%	2.60%	2.70%

Long-Term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt
Total long-term debt	$ 850,191	$ 776,055
Less: current portion	(3,414)	(6,770)
Net long-term debt	846,777	769,285
US Credit Agreement Revolving Credit Line [Member]
Long Term Debt
Total long-term debt	132,000
US Credit Agreement Term Loan [Member]
Long Term Debt
Total long-term debt	127,000	134,000
UK Credit Agreement Revolving Credit Line [Member]
Long Term Debt
Total long-term debt	59,060	54,597
UK Credit Agreement Term Loan [Member]
Long Term Debt
Total long-term debt		5,505
UK Credit Agreement Overdraft Line of Credit [Member]
Long Term Debt
Total long-term debt	13,333	7,116
7.75% senior subordinated notes due 2016 [Member]
Long Term Debt
Total long-term debt	375,000	375,000
3.5% senior subordinated convertible notes due 2026 [Member]
Long Term Debt
Total long-term debt	63,324	148,884
Mortgages facilities [Member]
Long Term Debt
Total long-term debt	75,684	46,052
Other [Member]
Long Term Debt
Total long-term debt	$ 4,790	$ 4,901

Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Scheduled maturities of long-term debt of next five years and thereafter
2012	$ 3,414
2013	3,545
2014	261,541
2015	114,728
2016	441,764
2017 and thereafter	25,199
Total long-term debt	$ 850,191	$ 776,055

Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liability and equity components related to the Convertible Notes
Carrying amount of the equity component	$ 36,936	$ 36,936
Unamortized debt discount		1,718
Net carrying amount of the liability component	850,191	776,055
3.5% senior subordinated convertible notes due 2026 [Member]
Liability and equity components related to the Convertible Notes
Principal amount of the liability component	63,324	150,602
Net carrying amount of the liability component	$ 63,324	$ 148,884

Long-Term Debt (Details Textual)	12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Dec. 31, 2011 US Credit Agreement Revolving Credit Line [Member] USD ($)	Dec. 31, 2011 US Credit Agreement Revolving Credit Line [Member] Minimum [Member]	Dec. 31, 2011 US Credit Agreement Term Loan [Member] USD ($)	Dec. 31, 2010 US Credit Agreement Term Loan [Member] USD ($)	Dec. 31, 2011 US Credit Agreement Term Loan [Member] Maximum [Member]	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] GBP (£)	Dec. 31, 2010 UK Credit Agreement Revolving Credit Line [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] Maximum [Member]	Dec. 31, 2011 UK Credit Agreement Revolving Credit Line [Member] Minimum [Member]	Dec. 31, 2011 UK Credit Agreement Term Loan [Member] GBP (£)	Dec. 31, 2010 UK Credit Agreement Term Loan [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement Term Loan [Member] Maximum [Member]	Dec. 31, 2011 UK Credit Agreement Term Loan [Member] Minimum [Member]	Dec. 31, 2011 UK Credit Agreement Overdraft Line of Credit [Member] USD ($)	Dec. 31, 2010 UK Credit Agreement Overdraft Line of Credit [Member] USD ($)	Dec. 31, 2011 7.75% senior subordinated notes due 2016 [Member] USD ($)	Dec. 31, 2010 7.75% senior subordinated notes due 2016 [Member] USD ($)	Dec. 31, 2006 7.75% senior subordinated notes due 2016 [Member] USD ($)	Dec. 31, 2011 3.5% senior subordinated convertible notes due 2026 [Member] USD ($)	Dec. 31, 2010 3.5% senior subordinated convertible notes due 2026 [Member] USD ($)	Dec. 31, 2011 Mortgages facilities [Member] USD ($)	Dec. 31, 2010 Mortgages facilities [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement [Member] USD ($)	Dec. 31, 2011 UK Credit Agreement [Member] GBP (£)	Dec. 31, 2011 US Credit Agreement Letter of Credit [Member] USD ($)
Long-Term Debt (Textual) [Abstract]
Maximum credit available under US and UK credit agreement					$ 375,000,000		$ 127,000,000				£ 100,000,000				£ 30,000,000															$ 10,000,000
Line of credit basis spread on variable rate						2.50%			2.50%				3.00%	1.35%			4.33%	2.68%						1.75%
Debt instrument redemption rate of principal																								100.00%
Debt instrument redemption rate of principal exceeded																								120.00%
Incremental interest rate for uncollateralized borrowings in excess of maximum limit					1.00%
Repayment of term loan							7,000,000	15,000,000
Term loan outstanding under credit agreement					132,000,000		127,000,000																					72,393,000	46,579,000	500,000
Repayment of term loan															1,500,000
Final payment															7,500,000
Demand over draft line of credit	10,000,000
Debt Instrument, Face Amount																							375,000,000	375,000,000
Convertible notes prior period																								6 months
Senior subordinated convertible notes, interest rate		3.50%	3.50%	3.50%																	7.75%	7.75%	7.75%	3.50%	3.50%
Outstanding Convertible senior notes																								63,324,000
Conversion rate of convertible notes																								42.7796
Conversion principal amount																								1,000
Conversion price per share																								$ 23.38
Closing price of common stock																								$ 28.05
Conversion Period																								10 days
Payment of cash, common stock or a combination of two, if conversion value exceed																								1,000,000
Debt instrument purchase rate of principal																								100.00%
Long-term debt		$ 850,191,000	$ 776,055,000		$ 132,000,000		$ 127,000,000	$ 134,000,000		$ 59,060,000		$ 54,597,000				$ 5,505,000			$ 13,333,000	$ 7,116,000	$ 375,000,000	$ 375,000,000		$ 63,324,000	$ 148,884,000	$ 75,684,000	$ 46,052,000
Dates on which holders of the convertible notes may require the company to purchase	April 1, 2011, April 1, 2016 or April 1, 2021

Interest Rate Swaps (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Forward Starting Interest Rate Swap Agreements [Member]	Jan. 31, 2011 Floating Rate Floor Plan Debt [Member]
Derivative [Line Items]
Portion of floating rate floor plan debt fixed by swap agreements	$ 100,000		$ 300,000	$ 300,000
Interest rate swap, fixed	1.55%		2.14%	3.67%
Interest Rate Swaps (Textual) [Abstract]
Estimated liabilities of swaps designated as hedging instruments, fair value	35
Increase in the weighted average interest rate on floor plan borrowings due to the swaps		0.80%
Estimated liabilities of swaps designated as hedging instruments, fair value	15,952	1,016
Estimated liabilities of swaps not designated as hedging instruments, fair value		0
Hedge ineffectiveness recorded	0
Net gain in accumulated other comprehensive income		5,435
Existing derivative losses from accumulated other comprehensive income into floor plan interest expense, reclassified		$ 8,157

Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum future rental payments required under operating leases
2012	$ 175,388
2013	173,006
2014	171,647
2015	168,799
2016	168,231
2017 and thereafter	3,814,189
Total	$ 4,671,260

Commitments and Contingent Liabilities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingent Liabilities (Textual) [Abstract]
Lease period, minimum	5 years
Lease period, maximum	20 years
Operating Leases, Future Minimum Payments Due	$ 4,671,260
Rent expense	169,534	161,854	156,651
Total rental payments	385	436	431
Aggregate rent paid by the tenants	11,655
Aggregate rent currently guaranteed by the Company	$ 178,878

Related Party Transactions (Details)	Dec. 31, 2011
Audi, Mercedes-Benz, Sprinter, Porsche, smart [Member] | Fairfield, Connecticut [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	86.56%
Ferrari, Maserati [Member] | Las Vegas, Nevada [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	50.00%
Lexus, Toyota [Member] | Frankfurt, Germany [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	50.00%
Audi, Lexus, Skoda, Toyota, Volkswagen [Member] | Aachen, Germany [Member]
Company's Automotive Joint Venture Relationships
Ownership Interest	50.00%

Related Party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions (Textual) [Abstract]
Non-cancelable lease agreements	$ 385	$ 436	$ 431
Purchase of land and building from AGR	1,400	0	0
Providers cost reimbursed	4,913	5,421	3,368
Amount of Provider's cost received	72	41	24
Shares of PTL owned by Penske	41.10%
Shares of PTL owned by General Electric Capital Corporation	49.90%
Amount paid for assistance and other services		592	1,217
Expenses due to third party vendors		309	863
Annual fees paid to PTL for disaster recovery service	70
Payment for service by company	70	70	17
Percentage of ownership interest in Joint Venture	13.44%
Percentage of operating profits to invest in Joint Venture	20.00%
Percentage of option to purchase interest in Joint Venture	20.00%
Penske Truck Leasing Corporation [Member]
Related Party Transaction [Line Items]
Pro rata cash dividends received from PTL	7,751	8,804	20,012
Penske Corporation And Affiliates [Member]
Related Party Transaction [Line Items]
Receivables from Penske	2	6
Payable to Penske	546	340
New Jersey [Member]
Related Party Transaction [Line Items]
Subleased portion of dealership locations	60
Arizona [Member]
Related Party Transaction [Line Items]
Subleased portion of dealership locations	$ 20

Stock-Based Compensation (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock [Member]
Summary of the status of restricted stock
Beginning balance, shares	755
Granted, shares	392
Vested, shares	(238)
Forfeited, shares	(45)
Ending balance, shares	864
Beginning balance, Weighted average grant date fair value	$ 16.52
Granted, Weighted average grant date fair value	$ 18.37
Vested, Weighted average grant date fair value	$ 18.61
Forfeited, Weighted average grant date fair value	$ 16.04
Ending balance, Weighted average grant date fair value	$ 16.81
Beginning balance, Intrinsic Value	$ 13,160
Ending balance, Intrinsic Value	$ 14,517

Stock-Based Compensation (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Options outstanding, Stock Options, Beginning balance	236	291	324
Granted, Stock Options
Exercised, Stock Options	236	55	33
Forfeited, Stock Options
Options outstanding, Stock Options, Ending balance	0	236	291
Options outstanding, Weighted Average Exercise Price, Beginning balance	$ 9.82	$ 9.29	$ 9.01
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price	$ 9.82	$ 6.99	$ 6.65
Forfeited, Weighted Average Exercise Price
Options outstanding, Weighted Average Exercise Price, Ending balance		$ 9.82	$ 9.29

Stock-Based Compensation (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock-Based Compensation (Textual) [Abstract]
Issuance of shares for stock options	4,200
Common stock available to be granted	1,184
Compensation expense	$ 6,022	$ 6,908	$ 5,631
Restricted common stock, shares granted	392	391	114
Restricted common stock, at cost	0
Restriction period from the grant date	4 years
Total unrecognized compensation cost related to the restricted stock	8,627
Unrecognized compensation cost, period for recognition	3.5
Options vested period, Minimum	3
Options vested period, Maximum	10
Stock options outstanding	0	236	291	324
Total intrinsic value of stock options exercised	$ 2,671	$ 393	$ 325

Equity (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Equity (Textual) [Abstract]
Repurchased shares	2,450	68
Repurchased shares, total price	$ 44,263	$ 751
Repurchased shares, average price	$ 18.07	$ 10.97

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 15,803	$ 6,334	$ (29,904)
State and local	3,652	2,307	818
Foreign	4,931	27,546	25,448
Total current	24,386	36,187	(3,638)
Deferred:
Federal	34,237	21,355	37,646
State and local	863	5,455	7,549
Foreign	12,087	904	1,087
Total deferred	47,187	27,714	46,282
Income taxes relating to continuing operations	$ 71,573	$ 63,901	$ 42,644

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income loss from continuing operations from federal statutory rate
Income taxes relating to continuing operations at federal statutory rate of 35%	$ 86,621	$ 64,799	$ 42,914
State and local income taxes, net of federal taxes	1,883	5,991	5,650
Foreign	(947)	(6,021)	(7,115)
Uncertain tax positions	(16,061)
Other	77	(868)	1,195
Income taxes relating to continuing operations	$ 71,573	$ 63,901	$ 42,644

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets
Accrued liabilities	$ 51,323	$ 46,562
Net operating loss carryforwards	12,133	23,164
Interest rate swap	6,215	297
Other	7,027	2,787
Total deferred tax assets	76,698	72,810
Valuation allowance	(11,839)	(7,335)
Net deferred tax assets	64,859	65,475
Deferred Tax Liabilities
Depreciation and amortization	(121,723)	(94,742)
Partnership investments	(109,460)	(104,527)
Convertible notes	(21,335)	(17,454)
Other	(3,357)	(2,421)
Total deferred tax liabilities	(255,875)	(219,144)
Net deferred tax liabilities	$ (191,016)	$ (153,669)

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of movement in uncertain tax positions
Uncertain tax positions - Beginning	$ 36,097	$ 36,887	$ 32,901
Gross increase - tax position in prior periods	679	1,493	2,411
Gross decrease - tax position in prior periods	(19,077)	(288)	(165)
Gross increase - current period tax position	17
Settlements	(2,201)	(125)
Lapse in statute of limitations	(541)	(756)	(1,227)
Foreign exchange	(116)	(1,114)	2,967
Uncertain tax positions - Ending	$ 14,858	$ 36,097	$ 36,887

Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 11,839	$ 7,335
Income Taxes (Textual) [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Income from continuing operations before income taxes, foreign	98,089	98,249	93,138
Earnings of individual foreign subsidiaries	700,356
Utilization of Federal Net Operating Loss Carryforward	41,232
Utilization of State Net Operating Loss Carryforward	90,121
Utilization of alternative minimum tax and general business credits	3,987
Interest and penalties included within uncertain tax positions	3,678
Net uncertain tax position adjustment	16,000
Impact of uncertain tax positions in effective tax rate	14,531
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carry forwards with Expiration Date	151,067
Tax Credit Carryforward, Amount	1,452
Net operating loss carryforwards, valuation allowance	2,979
Credit carryforwards, valuation allowance	235
UK [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards without Expiration Date	1,772
Capital Loss Carryforwards without Expiration Date	5,109
Deferred tax assets valuation allowance	6,601
German [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards without Expiration Date	8,529
Net operating loss carryforwards, valuation allowance	$ 2,024

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues and adjusted segment income by reportable segment
Total revenues	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Floor plan interest expense									27,774	33,336	33,931
Other interest expense									44,619	48,903	55,085
Debt discount amortization									1,718	8,637	13,043
Depreciation									48,648	46,071	51,338
Equity in earnings of affiliates									25,451	20,569	13,808
Adjusted segment income (loss)									247,475	185,511	111,772
Retail [Member]
Revenues and adjusted segment income by reportable segment
Total revenues									11,384,090	10,194,596	8,969,523
Floor plan interest expense									27,774	33,336	33,931
Other interest expense									44,619	48,903	55,085
Debt discount amortization									1,718	8,637	13,043
Depreciation									48,648	46,071	51,338
Equity in earnings of affiliates									2,196	2,577	2,617
Adjusted segment income (loss)									224,220	167,519	100,581
PAG Investments [Member]
Revenues and adjusted segment income by reportable segment
Equity in earnings of affiliates									23,255	17,992	11,191
Adjusted segment income (loss)									$ 23,255	$ 17,992	$ 11,191

Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes
Adjusted segment income	$ 247,475	$ 185,511	$ 111,772
Gain on debt repurchase		1,634	10,429
Income from continuing operations before income taxes	$ 247,475	$ 187,145	$ 122,201

Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	$ 4,502,299	$ 4,069,832
Equity method investments	298,640	288,406
Capital expenditures	132,779	75,667	88,840
Retail [Member]
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	4,253,570	3,833,530
Equity method investments	49,911	52,104
Capital expenditures	132,779	75,667	88,840
PAG Investments [Member]
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	248,729	236,302
Equity method investments	248,729	236,302
Capital expenditures

Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Table presents certain data by geographic area
Total sales to external customers	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Total long-lived assets	1,168,804				1,017,618				1,168,804	1,017,618
U.S. [Member]
Table presents certain data by geographic area
Total sales to external customers									7,243,649	6,407,321	5,503,857
Total long-lived assets	844,846				737,882				844,846	737,882
Foreign [Member]
Table presents certain data by geographic area
Total sales to external customers									4,140,441	3,787,275	3,465,666
Total long-lived assets	$ 323,958				$ 279,736				$ 323,958	$ 279,736

Segment Information (Details Textual)	12 Months Ended
Dec. 31, 2011 Segment
Segment Information (Textual) [Abstract]
Number of reportable segments	2
Number of geographic operating segments	4

Summary of Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Quarterly Financial Data (Unaudited)
Total revenues	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Gross profit	450,750	460,763	455,960	437,461	411,419	411,931	409,236	395,045	1,804,934	1,627,631	1,501,079
Net income	48,157	56,045	40,059	33,997	29,071	30,260	29,684	20,332	178,258	109,347	76,920
Net income attributable to Penske Automotive Group common stockholders	$ 47,687	$ 55,707	$ 39,560	$ 33,927	$ 28,509	$ 29,977	$ 29,441	$ 20,354	$ 176,881	$ 108,281	$ 76,461
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$ 0.53	$ 0.61	$ 0.43	$ 0.37	$ 0.31	$ 0.33	$ 0.32	$ 0.22	$ 0.03	$ (0.15)	$ (0.03)

Summary of Quarterly Financial Data (Unaudited) (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2010
Summary of Quarterly Financial Data (Unaudited) (Textual) [Abstract]
Quarter pre-tax gains	$ 607	$ 422	$ 605
Repurchase of convertible notes				$ 155,658

Condensed Consolidating Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONDENSED CONSOLIDATING BALANCE SHEET
Cash and cash equivalents	$ 28,676	$ 19,904	$ 18,031	$ 15,901
Accounts receivable, net	438,769	377,614
Inventories	1,572,568	1,416,567
Other current assets	80,179	68,078
Assets held for sale	81,122	172,860
Total current assets	2,201,314	2,055,023
Property and equipment, net	856,674	714,548
Intangible assets	1,132,181	997,191
Equity method investments	298,640	288,406
Other long-term assets	13,490	14,664
Total assets	4,502,299	4,069,832
Floor plan notes payable	977,548	901,590
Floor plan notes payable - non-trade	691,888	480,665
Accounts payable	220,538	248,838
Accrued expenses	201,179	200,266
Current portion of long-term debt	3,414	6,770
Liabilities held for sale	55,820	123,600
Total current liabilities	2,150,387	1,961,729
Long-term debt	846,777	769,285
Deferred tax liabilities	217,902	178,406
Other long-term liabilities	146,820	114,559
Total liabilities	3,361,886	3,023,979
Total equity	1,140,413	1,045,853	946,039	808,421
Total liabilities and equity	4,502,299	4,069,832
Eliminations [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Accounts receivable, net	(297,782)	(269,021)
Total current assets	(297,782)	(269,021)
Other long-term assets	(1,360,808)	(1,212,538)
Total assets	(1,658,590)	(1,481,559)
Accrued expenses	(297,782)	(269,021)
Total current liabilities	(297,782)	(269,021)
Long-term debt	(38,073)	(77,593)
Total liabilities	(335,855)	(346,614)
Total equity	(1,322,735)	(1,134,945)
Total liabilities and equity	(1,658,590)	(1,481,559)
Penske Automotive Group [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Accounts receivable, net	305,386	269,021
Other current assets	2,306	1,127
Total current assets	307,692	270,148
Property and equipment, net	6,730	4,957
Equity method investments	246,658	234,214
Other long-term assets	1,369,182	1,222,168
Total assets	1,930,262	1,731,487
Floor plan notes payable - non-trade	90,892	25,000
Accounts payable	1,633	2,186
Accrued expenses		564
Total current liabilities	92,525	27,750
Long-term debt	697,324	657,884
Total liabilities	789,849	685,634
Total equity	1,140,413	1,045,853
Total liabilities and equity	1,930,262	1,731,487
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Cash and cash equivalents	27,249	15,411	12,131	14,757
Accounts receivable, net	281,689	227,307
Inventories	894,246	865,308
Other current assets	40,321	32,450
Assets held for sale	36,642	137,023
Total current assets	1,280,147	1,277,499
Property and equipment, net	547,731	444,433
Intangible assets	699,453	480,689
Other long-term assets	3,381	3,080
Total assets	2,530,712	2,205,701
Floor plan notes payable	560,999	562,581
Floor plan notes payable - non-trade	335,621	286,016
Accounts payable	112,805	85,939
Accrued expenses	99,092	95,567
Current portion of long-term debt	3,414	1,265
Liabilities held for sale	17,818	90,525
Total current liabilities	1,129,749	1,121,893
Long-term debt	77,060	49,689
Deferred tax liabilities	198,348	165,666
Other long-term liabilities	92,613	98,515
Total liabilities	1,497,770	1,435,763
Total equity	1,032,942	769,939
Total liabilities and equity	2,530,712	2,205,702
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Cash and cash equivalents	1,427	4,493	5,900	1,144
Accounts receivable, net	149,476	150,307
Inventories	678,322	551,259
Other current assets	37,552	34,501
Assets held for sale	44,480	35,837
Total current assets	911,257	776,397
Property and equipment, net	302,213	265,158
Intangible assets	432,728	516,502
Equity method investments	51,982	54,192
Other long-term assets	1,735	1,954
Total assets	1,699,915	1,614,203
Floor plan notes payable	416,549	339,009
Floor plan notes payable - non-trade	265,375	169,649
Accounts payable	106,100	160,713
Accrued expenses	399,869	373,156
Current portion of long-term debt		5,505
Liabilities held for sale	38,002	33,075
Total current liabilities	1,225,895	1,081,107
Long-term debt	110,466	139,305
Deferred tax liabilities	19,554	12,740
Other long-term liabilities	54,207	16,044
Total liabilities	1,410,122	1,249,196
Total equity	289,793	365,006
Total liabilities and equity	$ 1,699,915	$ 1,614,202

Condensed Consolidating Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Cost of sales									9,579,156	8,566,965	7,468,444
Gross profit	450,750	460,763	455,960	437,461	411,419	411,931	409,236	395,045	1,804,934	1,627,631	1,501,079
Selling, general and administrative expenses									1,460,151	1,325,742	1,249,718
Depreciation									48,648	46,071	51,338
Operating income									296,135	255,818	200,023
Floor plan interest expense									(27,774)	(33,336)	(33,931)
Other interest expense									(44,619)	(48,903)	(55,085)
Debt discount amortization									(1,718)	(8,637)	(13,043)
Equity in earnings of affiliates									25,451	20,569	13,808
Gain on debt repurchase										1,634	10,429
Income (loss) from continuing operations before income taxes									247,475	187,145	122,201
Income taxes									(71,573)	(63,901)	(42,644)
Income from continuing operations									175,902	123,244	79,557
Income (loss) from discontinued operations, net of tax									2,356	(13,897)	(2,637)
Net income (loss)	48,157	56,045	40,059	33,997	29,071	30,260	29,684	20,332	178,258	109,347	76,920
Other Comprehensive Income (Loss), Net of Taxes									(24,061)	(10,722)	55,038
Comprehensive Income									154,197	98,625	131,958
Less: Income attributable to non-controlling interests									1,377	1,066	459
Comprehensive income attributable to Penske Automotive Group common stockholders									152,820	97,559	131,499
Eliminations [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Equity in earnings of subsidiaries									(271,947)	(223,826)	(173,724)
Income (loss) from continuing operations before income taxes									(271,947)	(223,826)	(173,724)
Income taxes									79,091	76,864	60,852
Income from continuing operations									(192,856)	(146,962)	(112,872)
Income (loss) from discontinued operations, net of tax									(2,356)	13,897	2,637
Net income (loss)									(195,212)	(133,065)	(110,235)
Other Comprehensive Income (Loss), Net of Taxes									21,212	12,986	(54,999)
Comprehensive Income									(174,000)	(120,079)	(165,234)
Comprehensive income attributable to Penske Automotive Group common stockholders									(174,000)	(120,079)	(165,234)
Penske Automotive Group [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Selling, general and administrative expenses									18,978	17,182	18,259
Depreciation									1,369	1,116	1,160
Operating income									(20,347)	(18,298)	(19,419)
Floor plan interest expense									(1,364)	(576)
Other interest expense									(25,464)	(30,237)	(41,036)
Debt discount amortization									(1,718)	(8,637)	(13,043)
Equity in earnings of affiliates									23,044	18,367	11,087
Gain on debt repurchase										1,634	10,429
Equity in earnings of subsidiaries									271,947	223,826	173,724
Income (loss) from continuing operations before income taxes									246,098	186,079	121,742
Income taxes									(71,573)	(63,901)	(42,644)
Income from continuing operations									174,525	122,178	79,098
Income (loss) from discontinued operations, net of tax									2,356	(13,897)	(2,637)
Net income (loss)									176,881	108,281	76,461
Other Comprehensive Income (Loss), Net of Taxes									(24,061)	(10,722)	55,038
Comprehensive Income									152,820	97,559	131,499
Comprehensive income attributable to Penske Automotive Group common stockholders									152,820	97,559	131,499
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues									6,737,253	5,870,976	5,060,941
Cost of sales									5,617,261	4,888,885	4,178,048
Gross profit									1,119,992	982,091	882,893
Selling, general and administrative expenses									894,768	797,942	744,911
Depreciation									26,393	25,160	30,917
Operating income									198,831	158,989	107,065
Floor plan interest expense									(14,134)	(23,247)	(23,638)
Other interest expense									(3,276)	(2,220)	140
Income (loss) from continuing operations before income taxes									181,421	133,522	83,287
Income taxes									(52,742)	(50,843)	(34,963)
Income from continuing operations									128,679	82,679	48,324
Income (loss) from discontinued operations, net of tax									3,116	(14,522)	(353)
Net income (loss)									131,795	68,157	47,971
Other Comprehensive Income (Loss), Net of Taxes									(9,574)	5,435	3,785
Comprehensive Income									122,221	73,592	51,756
Comprehensive income attributable to Penske Automotive Group common stockholders									122,221	73,592	51,756
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues									4,646,837	4,323,620	3,908,582
Cost of sales									3,961,895	3,678,080	3,290,396
Gross profit									684,942	645,540	618,186
Selling, general and administrative expenses									546,405	510,618	486,548
Depreciation									20,886	19,795	19,261
Operating income									117,651	115,127	112,377
Floor plan interest expense									(12,276)	(9,513)	(10,293)
Other interest expense									(15,879)	(16,446)	(13,909)
Equity in earnings of affiliates									2,407	2,202	2,721
Income (loss) from continuing operations before income taxes									91,903	91,370	90,896
Income taxes									(26,349)	(26,021)	(25,889)
Income from continuing operations									65,554	65,349	65,007
Income (loss) from discontinued operations, net of tax									(760)	625	(2,284)
Net income (loss)									64,794	65,974	62,723
Other Comprehensive Income (Loss), Net of Taxes									(11,638)	(18,421)	51,214
Comprehensive Income									53,156	47,553	113,937
Less: Income attributable to non-controlling interests									1,377	1,066	459
Comprehensive income attributable to Penske Automotive Group common stockholders									$ 51,779	$ 46,487	$ 113,478

Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	$ 128,200	$ 209,516	$ 296,996
Investing activities:
Purchase of equipment and improvements	(132,779)	(75,667)	(88,840)
Proceeds from sale-leaseback transactions			2,338
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(232,106)	(22,232)	(8,517)
Other	2,865	13,822	17,994
Net cash used in continuing investing activities	(362,020)	(84,077)	(77,025)
Financing activities:
Repayments under U.S. credit agreement term loan	(7,000)	(15,000)	(60,000)
Repurchase of 3.5% senior subordinated convertible notes	(87,278)	(156,604)	(51,424)
Net borrowings (repayments) of long-term debt	162,218	(14,369)	(17,402)
Net (repayments) borrowings of floor plan notes payable non-trade	211,223	67,032	(78,652)
Proceeds from exercises of options, including excess tax benefit	3,370	540	349
Repurchases of common stock	(44,263)	(751)
Dividends	(21,992)
Net cash from (used in) continuing financing activities	216,278	(119,152)	(207,129)
Net cash from discontinued operations	26,314	(4,414)	(10,712)
Net change in cash and cash equivalents	8,772	1,873	2,130
Cash and cash equivalents, beginning of period	19,904	18,031	15,901
Cash and cash equivalents, end of period	28,676	19,904	18,031
Penske Automotive Group [Member]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	(39,449)	133,059	42,525
Investing activities:
Purchase of equipment and improvements	(1,280)	(66)	(240)
Other		13,822	11,485
Net cash used in continuing investing activities	(1,280)	13,756	11,245
Financing activities:
Repayments under U.S. credit agreement term loan	(7,000)	(15,000)	(60,000)
Repurchase of 3.5% senior subordinated convertible notes	(87,278)	(156,604)	(51,424)
Net borrowings (repayments) of long-term debt	132,000		57,305
Net (repayments) borrowings of floor plan notes payable non-trade	65,892	25,000
Proceeds from exercises of options, including excess tax benefit	3,370	540	349
Repurchases of common stock	(44,263)	(751)
Dividends	(21,992)
Net cash from (used in) continuing financing activities	40,729	(146,815)	(53,770)
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	190,907	39,257	80,036
Investing activities:
Purchase of equipment and improvements	(81,361)	(52,325)	(64,947)
Proceeds from sale-leaseback transactions			2,338
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(230,426)	(22,232)	(597)
Other			(206)
Net cash used in continuing investing activities	(311,787)	(74,557)	(63,412)
Financing activities:
Net borrowings (repayments) of long-term debt	54,494	(8,757)	(126)
Net (repayments) borrowings of floor plan notes payable non-trade	42,055	47,387	(7,461)
Distributions from (to) parent	6,139	1,365	317
Net cash from (used in) continuing financing activities	102,688	39,995	(7,270)
Net cash from discontinued operations	30,030	(1,415)	(11,980)
Net change in cash and cash equivalents	11,838	3,280	(2,626)
Cash and cash equivalents, beginning of period	15,411	12,131	14,757
Cash and cash equivalents, end of period	27,249	15,411	12,131
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	(23,258)	37,200	174,435
Investing activities:
Purchase of equipment and improvements	(50,138)	(23,276)	(23,653)
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(1,680)		(7,920)
Other	2,865		6,715
Net cash used in continuing investing activities	(48,953)	(23,276)	(24,858)
Financing activities:
Net borrowings (repayments) of long-term debt	(24,276)	(5,612)	(74,581)
Net (repayments) borrowings of floor plan notes payable non-trade	103,276	(5,355)	(71,191)
Distributions from (to) parent	(6,139)	(1,365)	(317)
Net cash from (used in) continuing financing activities	72,861	(12,332)	(146,089)
Net cash from discontinued operations	(3,716)	(2,999)	1,268
Net change in cash and cash equivalents	(3,066)	(1,407)	4,756
Cash and cash equivalents, beginning of period	4,493	5,900	1,144
Cash and cash equivalents, end of period	$ 1,427	$ 4,493	$ 5,900

Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts [Member]
Valuation and qualifying accounts
Balance at Beginning of Year	$ 1,808	$ 1,639	$ 2,081
Additions	1,044	924	1,216
Deductions, Recoveries & Other	(693)	(755)	(1,658)
Balance at Ending of Year	2,159	1,808	1,639
Tax valuation allowance [Member]
Valuation and qualifying accounts
Balance at Beginning of Year	7,335	6,073	3,378
Additions	8,831	3,213	3,649
Deductions, Recoveries & Other	(4,327)	(1,951)	(954)
Balance at Ending of Year	$ 11,839	$ 7,335	$ 6,073